united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)
Quantified Alternative Investment Fund - Advisor (QALAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Alternative Investment Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$217	2.10%

How did the Fund perform during the reporting period?

The Fund earned 6.54% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

Among the baskets in the universe for the rotational portion of the Fund, Old Energy had the highest return for the third quarter of 2023, and New Energy had the lowest. The cash position was just under 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure and actively traded long-term government-bond futures overlay negatively impacted performance for the quarter. Among the baskets in the universe for the rotational portion of the Fund, Innovative Tech had the highest return for the fourth quarter of 2023, and Old Energy had the lowest. The cash position was just above 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure contributed to performance, while the Fund’s actively traded long-term government-bond futures negatively impacted performance for the fourth quarter of 2023.

 Within the rotational portion of the fund, Old Energy yielded the highest return in the first quarter of 2024, while Clean Energy had the lowest. The Fund’s cash position was just above 13% at the end of the quarter. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to performance for the quarter ending March 31, 2024. The Fund’s cash allocation was 13.35% at the beginning of April, 15.38% at the beginning of May, and 9.25% at the beginning of June. The Fund’s NASDAQ futures positions performed positively for the second quarter of 2024, while its long-term government-bond futures positions performed negatively.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,910
$12,641
Mar-2016
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Alternative Investment Fund	S&P 500® Index
Mar-2016	$10,000	$10,000
Jun-2016	$10,224	$10,301
Jun-2017	$10,574	$12,145
Jun-2018	$10,812	$13,891
Jun-2019	$10,766	$15,338
Jun-2020	$9,877	$16,489
Jun-2021	$12,441	$23,215
Jun-2022	$12,136	$20,751
Jun-2023	$11,865	$24,816
Jun-2024	$12,641	$30,910

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	6.54%	3.26%	2.87%
S&P 500® Index	24.56%	15.05%	14.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,838,396
  Number of Portfolio Holdings48
  Advisory Fee $104,300
  Portfolio Turnover571%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.3%
Money Market Funds	18.1%
Open End Funds	25.7%
Exchange-Traded Funds	49.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Equities
46%
Cash & Equivalent
13%
Alternative
20%
Equity Index
6%
Fixed Income - Other
5%
Mixed Allocation
1%
Commodity
0%
Bond
9%

Value	Value
Bond	9%
Commodity	0%
Mixed Allocation	1%
Fixed Income - Other	5%
Equity Index	6%
Alternative	20%
Cash & Equivalent	13%
Equities	46%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	13.2%
First American Government Obligations Fund, Class Z	7.1%
Fidelity Government Portfolio, Institutional Class	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	4.9%
iShares U.S. Tech Independence Focused ETF	4.8%
iShares Global Consumer Discretionary ETF	4.4%
ALPS Disruptive Technologies ETF	3.7%
Victory INCORE Investment Grade Convertible Fund	3.1%
Boston Partners Global Long/Short Fund	3.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Alternative Investment Fund - Advisor (QALAX )

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QALT-ADV

Quantified Alternative Investment Fund - Investor (QALTX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Alternative Investment Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$148	1.43%

How did the Fund perform during the reporting period?

The Fund earned 7.17% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

Among the baskets in the universe for the rotational portion of the Fund, Old Energy had the highest return for the third quarter of 2023, and New Energy had the lowest. The cash position was just under 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure and actively traded long-term government-bond futures overlay negatively impacted performance for the quarter. Among the baskets in the universe for the rotational portion of the Fund, Innovative Tech had the highest return for the fourth quarter of 2023, and Old Energy had the lowest. The cash position was just above 12% at the end of the quarter. The Fund’s NASDAQ futures hedging exposure contributed to performance, while the Fund’s actively traded long-term government-bond futures negatively impacted performance for the fourth quarter of 2023.

 Within the rotational portion of the fund, Old Energy yielded the highest return in the first quarter of 2024, while Clean Energy had the lowest. The Fund’s cash position was just above 13% at the end of the quarter. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to performance for the quarter ending March 31, 2024. The Fund’s cash allocation was 13.35% at the beginning of April, 15.38% at the beginning of May, and 9.25% at the beginning of June. The Fund’s NASDAQ futures positions performed positively for the second quarter of 2024, while its long-term government-bond futures positions performed negatively.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$12,168
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Alternative Investment Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,667	$10,742
Jun-2016	$9,400	$11,171
Jun-2017	$9,785	$13,170
Jun-2018	$10,069	$15,064
Jun-2019	$10,087	$16,633
Jun-2020	$9,304	$17,881
Jun-2021	$11,787	$25,175
Jun-2022	$11,552	$22,503
Jun-2023	$11,354	$26,912
Jun-2024	$12,168	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	7.17%	3.82%	1.98%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$26,838,396
  Number of Portfolio Holdings48
  Advisory Fee $104,300
  Portfolio Turnover571%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.3%
Money Market Funds	18.1%
Open End Funds	25.7%
Exchange-Traded Funds	49.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Bond	9%
Commodity	0%
Mixed Allocation	1%
Fixed Income - Other	5%
Equity Index	6%
Alternative	20%
Cash & Equivalent	13%
Equities	46%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	13.2%
First American Government Obligations Fund, Class Z	7.1%
Fidelity Government Portfolio, Institutional Class	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	4.9%
iShares U.S. Tech Independence Focused ETF	4.8%
iShares Global Consumer Discretionary ETF	4.4%
ALPS Disruptive Technologies ETF	3.7%
Victory INCORE Investment Grade Convertible Fund	3.1%
Boston Partners Global Long/Short Fund	3.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Alternative Investment Fund - Investor (QALTX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QALT-INV

Quantified Common Ground Fund - Investor (QCGDX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Common Ground Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$187	1.71%

How did the Fund perform during the reporting period?

The Fund enjoyed positive returns of 18.19% for the year ended June 30, 2024, buoyed in part by favorable stock market conditions. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 23.52%.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standard which are actively managed.

Techniques

The sub-advisor favored the Materials sector in September 2023 and the Financial and Industrials sectors in September and October. It expanded its focus to include the Financials sector in December. Energy was the only sector to gain for the third quarter, while in the fourth quarter, it was the sole detractor, reducing the Fund’s returns. During the third and fourth quarters, the Fund functioned primarily as a growth fund, although it possessed significant value characteristics in November. Its cash exposure was lower than in periods in 2022, indicating a move back into the market. The Fund gained 6.11% for the first quarter of 2024, underperforming its benchmark, the S&P 1500 TR, which gained 10.31%. The sub-advisor favored Utilities in January, Consumer Staples in February, and Industrials in March. The Fund was underweighted in Information Technology throughout the first quarter, which performed well. Initially, the Fund operated mainly as a value fund, transitioning to a mixed fund as the quarter progressed. The Fund began January with a cash position of 2.5% and increased its defensive stance, ending March with a cash position of just over 12%. In early April, the Fund’s largest industry exposure was 12.33% in Machinery, and its cash allocation was 9.33%. By early May, the largest industry exposure was 12.77% in Oil, Gas, and Consumable Fuels, with a cash allocation of 4.94%. In early June, the most significant industry exposure was 12.75% in Commercial Services and Supplies, with a cash allocation of 12.66%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund
S&P Composite 1500® Index
$20,000
$15,000
$10,000
$5,000
$0
$17,826
$16,599
Dec-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Jun-2020	$9,370	$9,570
Jun-2021	$13,023	$13,601
Jun-2022	$13,851	$12,103
Jun-2023	$14,044	$14,431
Jun-2024	$16,599	$17,826

Average Annual Total Returns

	1 Year	Since Inception (December 27, 2019)
Quantified Common Ground Fund	18.19%	11.89%
S&P Composite 1500® Index	23.52%	13.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$179,720,368
Number of Portfolio Holdings	46
Advisory Fee	$1,397,969
Portfolio Turnover	860%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.8%
Money Market Funds	15.3%
Reit	2.1%
Short-Term Investments	6.8%

What did the Fund invest in?

Sector Weighting (% of total investments)

Money Market
22.1%
Industrials
17.6%
Materials
13.3%
Consumer Discretionary
13.3%
Energy
7.9%
Technology
7.8%
Financials
7.6%
Consumer Staples
5.5%
Health Care
3.5%
Utilities
1.4%

Value	Value
Utilities	1.4%
Health Care	3.5%
Consumer Staples	5.5%
Financials	7.6%
Technology	7.8%
Energy	7.9%
Consumer Discretionary	13.3%
Materials	13.3%
Industrials	17.6%
Money Market	22.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	9.1%
First American Government Obligations Fund, Class Z	7.4%
Fidelity Government Portfolio, Institutional Class	7.4%
Republic Services, Inc.	6.1%
Illinois Tool Works, Inc.	5.3%
Waste Management, Inc.	4.9%
Avery Dennison Corporation	4.9%
AptarGroup, Inc.	4.7%
Ross Stores, Inc.	3.8%
Valvoline, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Common Ground Fund - Investor (QCGDX )

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QCG-INV

Quantified Evolution Plus Fund - Investor (QEVOX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Evolution Plus Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$170	1.65%

How did the Fund perform during the reporting period?

The Fund earned 6.18% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes and is actively managed.

Techniques

The Fund began the third quarter of 2023 with heavy international exposure, having a 32% allocation to European equities and a 47% allocation to emerging market equities. By the end of the quarter, the Fund had a 66% allocation to the U.S. dollar which it maintained for much of the fourth quarter. By the end of the quarter, it had dropped its dollar exposure in favor of government bonds and equities.

At the start of the first quarter of 2023, the Fund's allocations included 30% in long-term government bonds and 29% in international equities. Over the quarter, the Fund raised its exposure to international equities to 47% and to the S&P 500 to 41%. The Fund entered the second quarter of 2024, with heavy equity exposure: 82% to the S&P 500, 8% to the NASDAQ 100, 16% to the Russell 2000, and 94% to European equities. In April, the Fund had large allocations to commodities and emerging market equities. The Fund had a significant exposure to gold from the end of April through the rest of the second quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Evolution Plus Fund
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$19,817
$9,212
Sep-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Evolution Plus Fund	S&P 500® Index
Sep-2019	$10,000	$10,000
Jun-2020	$8,913	$10,571
Jun-2021	$10,116	$14,883
Jun-2022	$9,275	$13,303
Jun-2023	$8,676	$15,910
Jun-2024	$9,212	$19,817

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	6.18%	- 1.71%
S&P 500® Index	24.56%	15.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$22,962,765
Number of Portfolio Holdings	16
Advisory Fee	$287,327
Portfolio Turnover	329%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	2.6%
Corporate Bonds	4.9%
Certificate Of Deposit	4.8%
U.S. Government & Agencies	9.7%
Short-Term Investments	35.9%
Money Market Funds	42.1%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETFs - Equities (Emerging Markets) 16%
ETFs – Equities (Gold) 0%
ETFs - Equities (S&P 500) 0%
ETFs – Equities (Nasdaq) 1%
Certificate Of Deposit 1%
Corporate Bonds 1%
U.S. Government & Agencies 3%
Futures (Nasdaq) 2%
Money Market Funds 27%
Futures (S&P 500) 19%
Futures (Gold) 30%

Value	Value
Futures (Gold)	30%
Futures (S&P 500)	19%
Money Market Funds	27%
Futures (Nasdaq)	2%
U.S. Government & Agencies	3%
Corporate Bonds	1%
Certificate Of Deposit	1%
ETFs – Equities (Nasdaq)	1%
ETFs - Equities (S&P 500)	0%
ETFs – Equities (Gold)	0%
ETFs - Equities (Emerging Markets)	16%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	32.4%
First American Government Obligations Fund Class Z, 5.187%,	32.4%
First American Government Obligations Fund Class X, 5.226%, -	6.6%
Federal National Mortgage Association, 5.250%, 02/17/26	4.4%
Federal Home Loan Banks, 5.625%, 03/09/26	4.4%
Valley Strong Credit Union, 5.100%, 02/10/25	4.4%
Federal Home Loan Mortgage Corporation, 5.300%, 02/17/26	4.3%
Invesco QQQ Trust Series 1	1.0%
SPDR S&P 500 ETF Trust	0.7%
SPDR Gold Shares	0.6%

The Fund has economic exposure through securities and derivatives to the above security types of 200% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Evolution Plus Fund - Investor (QEVOX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QEP-INV

Quantified Global Fund - Investor (QGBLX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Global Fund for the period of November 29, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	1.73%

The cost of a $10,000 investment would have been higher than the amount shown above had it been a full reporting period.

How did the Fund perform during the reporting period?

The Fund earned 7.80% for the period from its inception on November 29, 2023 through its fiscal year end on June 30, 2024, buoyed in part by favorable stock market conditions. The MSCI ACSW (All Country World Index), the Fund’s benchmark, was up 17.05% for the same period.

Strategy

The Fund provides non-U.S. exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

In actively seeking the best opportunities in the present market environment, the Fund favored Industrials in January and Health Care in February and March with a preference for value for the quarter. Sector positions negatively affected the Fund. The sub-advisor began with a cash position of 2.5% in January and adopted a more defensive stance as the quarter progressed, increasing its cash holdings to just over 7% by March. The Fund’s exposure to U.S. equities was about 18% in January and March and 11% in February. The Fund started the year with equal weightings to QQQ and SPY, but it shifted all its U.S. exposure to SPY for February and March.

U.S. exposure was 34.61% at the start of the second quarter with the largest industry exposure of 14.48% in Banks, and cash was 6.34%. U.S. exposure was 49% at the start of May; the most significant industry exposure was 16.62% in Banks, and cash was 2.8%. At the beginning of June, U.S. exposure was 54.11%; the largest industry exposure was 8.41% in Oil, Gas, and Consumable Fuels; and cash was at 2.5%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Global Fund
MSCI ACWI Net
$15,000
$10,000
$5,000
$0
$11,705
$10,780
Nov-2023
Jun-2024

	Quantified Global Fund	MSCI ACWI Net
Nov-2023	$10,000	$10,000
Jun-2024	$10,780	$11,705

Average Annual Total Returns

Since Inception (November 29, 2023)
Quantified Global Fund	7.80%
MSCI ACWI Net	17.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,293,419
Number of Portfolio Holdings	28
Advisory Fee	$48,868
Portfolio Turnover	524%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.6%
Exchange-Traded Funds	52.2%
Money Market Funds	2.9%
Reit	2.4%
Short-Term Investments	2.9%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
59.7%
United Kingdom
12.7%
Brazil
4.3%
Japan
3.2%
Spain
3.1%
Italy
2.8%
Cayman Islands
2.6%
Israel
2.2%
Turkey
2.1%
Germany
1.6%
Other Countries
4.6%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Other Countries	4.6%
Germany	1.6%
Turkey	2.1%
Israel	2.2%
Cayman Islands	2.6%
Italy	2.8%
Spain	3.1%
Japan	3.2%
Brazil	4.3%
United Kingdom	12.7%
United States	59.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	36.8%
Invesco QQQ Trust Series 1	14.9%
Shell PLC	3.9%
Honda Motor Company Ltd.	3.2%
Telefonica S.A.	3.1%
Fidelity Government Portfolio - Institutional Class	2.8%
First American Government Obligations Fund - Class Z	2.8%
Eni SpA	2.8%
British American Tobacco plc	2.7%
Lloyds Banking Group plc	2.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Global Fund - Investor (QGBLX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QGLO-INV

Quantified Government Income Tactical Fund - Investor (QGITX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Government Income Tactical Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$155	1.62%

How did the Fund perform during the reporting period?

The Fund returned -9.02% for the year ended June 30, 2024, in often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Government Income Tactical Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund’s sub-portfolios fell the third quarter of 2023; however, 40% outperformed the Bloomberg U.S. Aggregate Bond Market Index. Strategic weightings among the sub-portfolios allowed the Fund to outperform its benchmarks especially long-term Treasurys. Late last year, a change was made to the Fund to make it more interest-rate agnostic. The Fund responded to market patterns during the quarter by alternating between about 80% long and 50% short exposures. In the final quarter of 2023, the fund fell by 6.23%. Its benchmarks performed as follows: The Bloomberg U.S. Aggregate Bond Market Index rose 6.81%, and long-term Treasurys dropped 13.88%. One of the Fund’s sub-strategies posted negative results for the quarter, and 40% outperformed the Bloomberg U.S. Aggregate Bond Market Index. However, the Fund’s significant weighting to one underperforming sub-strategy led to its underperformance. At the end of the quarter, we instituted a minor change to combine the signals from the sub-strategies better, aiming for a more unbiased method of combining sub-strategy signals.

The Fund rose 1.01% for the first quarter of 2024. Eighty percent of the Fund’s sub-strategies beat the Fund’s benchmark, and 29% had a positive performance. Throughout the quarter, the Fund maintained a long bias for long-term Treasurys, although it achieved short positions at the beginning of February. However, reduced exposure at opportune times helped the Fund outperform long-term Treasurys for the quarter. The Fund declined 0.99% for the second quarter of this year. Long-term Treasurys, fell 2.16%. Within the Fund, 60% of the sub-strategies beat the Fund’s benchmark, and 40% had a positive performance. The Fund maintained a long bias to long-term Treasurys throughout the quarter, although it achieved short positions at the beginning of April and June. The Fund predominantly used long-term Treasurys when seeking exposure to the bond markets this quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Government Income Tactical Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$9,190
$7,445
Apr-2021
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Jun-2021	$10,090	$10,076
Jun-2022	$9,581	$9,039
Jun-2023	$8,183	$8,955
Jun-2024	$7,445	$9,190

Average Annual Total Returns

	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	- 9.02%	- 8.79%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,681,188
Number of Portfolio Holdings	8
Advisory Fee	$260,793
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.3%
Corporate Bonds	3.3%
Certificate Of Deposit	3.3%
U.S. Government & Agencies	6.7%
Short-Term Investments	43.2%
Money Market Funds	43.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Cash & Equivalent
67%
U.S. Government & Agency Obligations
5%
Fixed Income - Other
3%
Futures
25%

Value	Value
Futures	25%
Fixed Income - Other	3%
U.S. Government & Agency Obligations	5%
Cash & Equivalent	67%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	46.7%
First American Government Obligations Fund Class Z, 5.187%,	46.8%
Federal National Mortgage Association, 5.250%, 02/17/26	3.6%
Federal Home Loan Banks, 5.625%, 03/09/26	3.6%
Valley Strong Credit Union, 5.100%, 02/10/25	3.6%
Federal Home Loan Mortgage Corporation, 5.300%, 02/17/26	3.6%
iShares 20+ Year Treasury Bond ETF	0.4%

The Fund has economic exposure through securities and derivatives to the above security types of 45% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Government Income Tactical Fund - Investor (QGITX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QGOV-INV

Quantified Managed Income Fund - Advisor (QBDAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Managed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$195	1.94%

How did the Fund perform during the reporting period?

The Fund earned a positive return of 0.99% for the year ended June 30, 2024, in spite of often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund’s rotational ETF sleeve was the best-performing component in the third quarter of 2023, with a gain of 1.72%. This sleeve used an above-average cash exposure to manage risk. The Fund’s high-yield-bond trading sleeve was down for the quarter. The Fund’s dividend-paying stock sleeve was also down for the quarter. The actively traded long-term government-bond futures overlay outperformed the Fund’s benchmark for the quarter. The Fund’s high-yield bond trading sleeve was the best-performing component in the fourth quarter, with a gain of 7.95%. The rotational ETF sleeve of the Fund, using an above-average cash exposure to manage risk, was up this quarter. The Fund’s dividend-paying stock sleeve was positive over the quarter. The actively traded long-term government-bond futures overlay underperformed the Fund’s quarterly benchmark.

The Fund’s actively traded long-term government-bond futures overlay was the best-performing component in the first quarter of 2024, gaining 5.69%. The rotational ETF sleeve of the Fund, using average cash exposure to manage risk, was up. The Fund’s high-yield bond trading sleeve rose 1.48%. In contrast, the dividend-paying stock sleeve remained mainly market-neutral to reduce volatility. The Fund’s high-yield bond trading sleeve was the best-performing component in the second quarter of 2024, up 1.13%. The Fund’s rotational ETF sleeve was also up this quarter and outperformed the Fund’s benchmark. The Fund’s actively traded long-term government-bond futures overlay underperformed the Fund's benchmark, as did its dividend-paying stock sleeve, which remained mostly market-neutral to reduce volatility.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,884
$9,763
Mar-2016
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Jun-2016	$10,332	$10,281
Jun-2017	$10,674	$10,249
Jun-2018	$10,496	$10,208
Jun-2019	$11,142	$11,011
Jun-2020	$10,501	$11,974
Jun-2021	$10,223	$11,934
Jun-2022	$10,072	$10,706
Jun-2023	$9,667	$10,605
Jun-2024	$9,763	$10,884

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	0.99%	- 2.61%	- 0.29%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$102,977,044
Number of Portfolio Holdings	45
Advisory Fee	$1,097,534
Portfolio Turnover	718%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	1.7%
Common Stocks	7.8%
Money Market Funds	24.4%
Exchange-Traded Funds	66.1%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Futures (Long Bond) 13%
Equities - Energy 0%
Equities - Consumer Staples 2%
Equities - Consumer Discrectionary 1%
Equities - Technology 2%
Equities - Financials 1%
Equities - Health Care 1%
Equities - Industrials 2%
ETFs - Equities (Large Cap) 11%
ETFs - Fixed Income 51%
ETFs - Equities (Energy) 12%
Money Market Funds 4%

Value	Value
Money Market Funds	4%
ETFs - Equities (Energy)	12%
ETFs - Fixed Income	51%
ETFs - Equities (Large Cap)	11%
Equities - Industrials	2%
Equities - Health Care	1%
Equities - Financials	1%
Equities - Technology	2%
Equities - Consumer Discrectionary	1%
Equities - Consumer Staples	2%
Equities - Energy	0%
Futures (Long Bond)	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	29.4%
Alerian MLP ETF	13.6%
WisdomTree US LargeCap Dividend Fund	12.8%
Schwab U.S. Aggregate Bond ETF	12.8%
Invesco Senior Loan ETF	9.1%
Invesco Emerging Markets Sovereign Debt ETF	9.0%
iShares MBS ETF	9.0%
Invesco Preferred ETF	6.0%
SPDR Bloomberg High Yield Bond ETF	4.0%
iShares iBoxx High Yield Corporate Bond ETF	3.0%

The Fund has economic exposure through securities and derivatives to the above security types of 113% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Managed Income Fund - Advisor (QBDAX )

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QMI-ADV

Quantified Managed Income Fund - Investor (QBDSX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Managed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$136	1.35%

How did the Fund perform during the reporting period?

The Fund earned a positive return of 1.62% for the year ended June 30, 2024, in spite of often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund’s rotational ETF sleeve was the best-performing component in the third quarter of 2023, with a gain of 1.72%. This sleeve used an above-average cash exposure to manage risk. The Fund’s high-yield-bond trading sleeve was down for the quarter. The Fund’s dividend-paying stock sleeve was also down for the quarter. The actively traded long-term government-bond futures overlay outperformed the Fund’s benchmark for the quarter. The Fund’s high-yield bond trading sleeve was the best-performing component in the fourth quarter, with a gain of 7.95%. The rotational ETF sleeve of the Fund, using an above-average cash exposure to manage risk, was up this quarter. The Fund’s dividend-paying stock sleeve was positive over the quarter. The actively traded long-term government-bond futures overlay underperformed the Fund’s quarterly benchmark.

The Fund’s actively traded long-term government-bond futures overlay was the best-performing component in the first quarter of 2024, gaining 5.69%. The rotational ETF sleeve of the Fund, using average cash exposure to manage risk, was up. The Fund’s high-yield bond trading sleeve rose 1.48%. In contrast, the dividend-paying stock sleeve remained mainly market-neutral to reduce volatility. The Fund’s high-yield bond trading sleeve was the best-performing component in the second quarter of 2024, up 1.13%. The Fund’s rotational ETF sleeve was also up this quarter and outperformed the Fund’s benchmark. The Fund’s actively traded long-term government-bond futures overlay underperformed the Fund's benchmark, as did its dividend-paying stock sleeve, which remained mostly market-neutral to reduce volatility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,430
$9,946
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,616	$10,186
Jun-2016	$9,989	$10,797
Jun-2017	$10,402	$10,763
Jun-2018	$10,299	$10,720
Jun-2019	$11,009	$11,564
Jun-2020	$10,438	$12,575
Jun-2021	$10,238	$12,533
Jun-2022	$10,146	$11,243
Jun-2023	$9,788	$11,137
Jun-2024	$9,946	$11,430

Average Annual Total Returns

	1 Year	5 Years	10 Years
Quantified Managed Income Fund	1.62%	- 2.01%	- 0.05%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$102,977,044
Number of Portfolio Holdings	45
Advisory Fee	$1,097,534
Portfolio Turnover	718%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	1.7%
Common Stocks	7.8%
Money Market Funds	24.4%
Exchange-Traded Funds	66.1%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Money Market Funds	4%
ETFs - Equities (Energy)	12%
ETFs - Fixed Income	51%
ETFs - Equities (Large Cap)	11%
Equities - Industrials	2%
Equities - Health Care	1%
Equities - Financials	1%
Equities - Technology	2%
Equities - Consumer Discrectionary	1%
Equities - Consumer Staples	2%
Equities - Energy	0%
Futures (Long Bond)	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	29.4%
Alerian MLP ETF	13.6%
WisdomTree US LargeCap Dividend Fund	12.8%
Schwab U.S. Aggregate Bond ETF	12.8%
Invesco Senior Loan ETF	9.1%
Invesco Emerging Markets Sovereign Debt ETF	9.0%
iShares MBS ETF	9.0%
Invesco Preferred ETF	6.0%
SPDR Bloomberg High Yield Bond ETF	4.0%
iShares iBoxx High Yield Corporate Bond ETF	3.0%

The Fund has economic exposure through securities and derivatives to the above security types of 113% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Managed Income Fund - Investor (QBDSX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QMI-INV

Quantified Market Leaders Fund - Advisor (QMLAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Market Leaders Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$207	1.94%

How did the Fund perform during the reporting period?

The Fund earned 13.14% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The MSCI ACSW (All Country World Index), the Fund’s benchmark, was up 19.37% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

As the market declined in July and August 2023, the sub-advisor reduced market exposure in the Fund, finishing the third quarter with an exposure of just 25%. The Fund began the fourth quarter of 2023 in a defensive posture. It follows a rule set that includes several risk-management indicators. These indicators moved from bearish to bullish during the quarter in just five trading days—the fastest switch ever. Shifting to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the final quarter of the year.

The Fund rose 11.34% for the first quarter of 2024, surpassing the S&P 500 (the Fund’s secondary benchmark), which climbed 10.56% and marked its 12th-strongest quarterly gain in the past 80 years. The market rally broadened, and more sectors began to take the lead. This change was reflected in the robust performance of the more diversified S&P 500, which outperformed the highly concentrated NASDAQ Composite. Such broadening is advantageous for the Fund due to its ability to pivot to emerging leaders. The Fund moved to a defensive position in late April. It reversed its position in early May but missed out on some market gains. In June, the Fund gained 6.11%, surpassing the S&P 500’s 3.47% gain and aiding in the recovery. From June until the quarter’s end, the Fund was overweight in the Technology sector (26%), Large-Cap Growth (20%), and the S&P 500 (26%).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund
MSCI ACWI Net
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,497
$21,982
$21,678
Mar-2016
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Market Leaders Fund	MSCI ACWI Net	Morningstar Aggressive Target Risk Index
Mar-2016	$10,000	$10,000	$10,000
Jun-2016	$10,290	$10,137	$10,270
Jun-2017	$11,838	$12,041	$12,143
Jun-2018	$14,038	$13,333	$13,529
Jun-2019	$13,088	$14,099	$14,351
Jun-2020	$15,297	$14,396	$14,235
Jun-2021	$24,510	$20,049	$19,846
Jun-2022	$17,380	$16,891	$16,750
Jun-2023	$19,160	$19,683	$19,136
Jun-2024	$21,678	$23,497	$21,982

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	13.14%	10.62%	9.79%
MSCI ACWI Net	19.37%	10.76%	10.86%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	9.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$184,471,566
Number of Portfolio Holdings	13
Advisory Fee	$1,442,767
Portfolio Turnover	1289%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.7%
Money Market Funds	16.3%
Exchange-Traded Funds	77.0%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	22%
ETFs - Equities (Emerging Markets)	14%
ETFs - Equities (Technology)	23%
Money Market Funds	10%
ETFs - Equities (Large Cap Growth)	18%
ETFs - Equities (Small Cap Growth)	4%
ETFs - Equities (Mid Cap Growth)	9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	39.2%
iShares MSCI Emerging Markets ETF	24.3%
Vanguard Information Technology ETF	19.6%
Mount Vernon Liquid Assets Portfolio, LLC	10.4%
Fidelity Government Portfolio, Institutional Class	7.4%
First American Government Obligations Fund, Class Z	7.3%

The Fund has economic exposure through securities and derivatives to the above security types of 159 % of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Market Leaders Fund - Advisor (QMLAX )

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QML-ADV

Quantified Market Leaders Fund - Investor (QMLFX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Market Leaders Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$143	1.34%

How did the Fund perform during the reporting period?

The Fund earned 13.88% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The MSCI ACSW (All Country World Index), the Fund’s benchmark, was up 19.37% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

As the market declined in July and August 2023, the sub-advisor reduced market exposure in the Fund, finishing the third quarter with an exposure of just 25%. The Fund began the fourth quarter of 2023 in a defensive posture. It follows a rule set that includes several risk-management indicators. These indicators moved from bearish to bullish during the quarter in just five trading days—the fastest switch ever. Shifting to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the final quarter of the year.

The Fund rose 11.34% for the first quarter of 2024, surpassing the S&P 500 (the Fund’s secondary benchmark), which climbed 10.56% and marked its 12th-strongest quarterly gain in the past 80 years. The market rally broadened, and more sectors began to take the lead. This change was reflected in the robust performance of the more diversified S&P 500, which outperformed the highly concentrated NASDAQ Composite. Such broadening is advantageous for the Fund due to its ability to pivot to emerging leaders. The Fund moved to a defensive position in late April. It reversed its position in early May but missed out on some market gains. In June, the Fund gained 6.11%, surpassing the S&P 500’s 3.47% gain and aiding in the recovery. From June until the quarter’s end, the Fund was overweight in the Technology sector (26%), Large-Cap Growth (20%), and the S&P 500 (26%).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund
MSCI ACWI Net
Morningstar Aggressive Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,474
$21,245
$20,778
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Market Leaders Fund	MSCI ACWI Net	Morningstar Aggressive Target Risk Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,858	$10,071	$10,098
Jun-2016	$9,408	$9,696	$9,926
Jun-2017	$10,895	$11,517	$11,736
Jun-2018	$13,003	$12,752	$13,076
Jun-2019	$12,199	$13,485	$13,870
Jun-2020	$14,332	$13,769	$13,758
Jun-2021	$23,065	$19,176	$19,181
Jun-2022	$16,458	$16,156	$16,188
Jun-2023	$18,245	$18,826	$18,494
Jun-2024	$20,778	$22,474	$21,245

Average Annual Total Returns

	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	13.88%	11.24%	7.59%
MSCI ACWI Net	19.37%	10.76%	8.43%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$184,471,566
Number of Portfolio Holdings	13
Advisory Fee	$1,442,767
Portfolio Turnover	1289%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.7%
Money Market Funds	16.3%
Exchange-Traded Funds	77.0%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	22%
ETFs - Equities (Emerging Markets)	14%
ETFs - Equities (Technology)	23%
Money Market Funds	10%
ETFs - Equities (Large Cap Growth)	18%
ETFs - Equities (Small Cap Growth)	4%
ETFs - Equities (Mid Cap Growth)	9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	39.2%
iShares MSCI Emerging Markets ETF	24.3%
Vanguard Information Technology ETF	19.6%
Mount Vernon Liquid Assets Portfolio, LLC	10.4%
Fidelity Government Portfolio, Institutional Class	7.4%
First American Government Obligations Fund, Class Z	7.3%

The Fund has economic exposure through securities and derivatives to the above security types of 159 % of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Market Leaders Fund - Investor (QMLFX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QML-INV

Quantified Pattern Recognition Fund - Investor (QSPMX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Pattern Recognition Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$164	1.61%

How did the Fund perform during the reporting period?

The Fund earned 3.45% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period. The Fund’s secondary benchmark, a blended index of 50% of the S&P Index and 50% of the Bloomberg Aggregate Bond Index was up 13.22% for the 12 months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund was very active for the third and fourth quarters of 2023, holding both long and short positions almost equally. However, due to shifting market patterns, the Fund lagged behind the market as the algorithms attempted to match market changes. The Fund expected the market to fluctuate within a narrower range than what had occurred and did not quickly adjust to emerging upward trends.

The Fund had a net exposure of more than 100% for most of January 2024. It then entered into a short position in the S&P 500 at the end of January, holding it into February. The Fund finally exited the markets for the majority of February. The Fund employed a more opportunistic pattern of entering and exiting the markets throughout the rest of the first quarter. The Fund continued to adapt to prevailing market patterns and outperformed its benchmark by staying leveraged in January during the S&P 500’s strong uptrend before exiting and re-entering the market during the February pullback. The Fund had net long exposure in March and April, switched to a short position in the S&P 500 in early May, returned to a long position at the end of May, and went short again at the end of June.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Pattern Recognition Fund
50/50 S&P 500/Bloomberg Aggregate Bond
S&P 500 Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,188
$15,340
$14,155
Aug-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Pattern Recognition Fund	50/50 S&P 500/Bloomberg Aggregate Bond	S&P 500 Index
Aug-2019	$10,000	$10,000	$10,000
Jun-2020	$10,890	$10,729	$10,769
Jun-2021	$13,962	$12,752	$15,162
Jun-2022	$10,962	$11,452	$13,552
Jun-2023	$14,829	$12,503	$16,208
Jun-2024	$15,340	$14,155	$20,188

Average Annual Total Returns

	1 Year	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	3.45%	9.25%
S&P 500 Index	24.56%	15.64%
50/50 S&P 500/Bloomberg Aggregate Bond	13.22%	7.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$31,056,948
Number of Portfolio Holdings	8
Advisory Fee	$358,646
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.9%
Corporate Bonds	3.5%
Certificate Of Deposit	3.5%
U.S. Government & Agencies	7.1%
Short-Term Investments	42.5%
Money Market Funds	42.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Futures
62%
Cash & Equivalent
34%
U.S. Government & Agency Obligations
2%
Fixed Income - Other
1%
Equities
1%

Value	Value
Equities	1%
Fixed Income - Other	1%
U.S. Government & Agency Obligations	2%
Cash & Equivalent	34%
Futures	62%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	38.6%
First American Government Obligations Fund Class Z, 5.187%,	38.6%
Federal National Mortgage Association, 5.250%, 02/17/26	3.2%
Federal Home Loan Banks, 5.625%, 03/09/26	3.2%
Valley Strong Credit Union, 5.100%, 02/10/25	3.2%
Federal Home Loan Mortgage Corporation, 5.300%, 02/17/26	3.2%
SPDR S&P 500 ETF Trust	0.8%

The Fund has economic exposure through securities and derivatives to the above security types of 161% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Pattern Recognition Fund - Investor (QSPMX )

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QPAT-INV

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Rising Dividend Tactical Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$173	1.61%

How did the Fund perform during the reporting period?

The Fund earned 15.19% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETFs that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund moved from 140% invested to 25% by mid-September 2023. The value style and value sectors were among the weakest performers for the year in the third quarter. The Fund began the fourth quarter in a defensive posture. The Fund follows a rule set that includes several different risk-management indicators. These indicators moved from bearish to bullish during the quarter in just five trading days—the fastest switch ever. Transferring to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the final quarter of 2023. The first quarter of 2024 was challenging for dividend-oriented funds. Among the 50 largest dividend ETFs, the average return was 5.6%, with none surpassing the performance of the S&P 500, which rallied 10.56%. Compared to the 50 largest dividend ETFs, the Fund would have ranked #4 in performance for the quarter.

The Fund remained on offense throughout the second quarter of 2024. The average of the 50 largest dividend ETFs fell by 0.71%, making it a tough quarter for income investors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Rising Dividend Tactical Fund
S&P 500® Index
$15,000
$10,000
$5,000
$0
$13,913
$9,208
Apr-2021
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Rising Dividend Tactical Fund	S&P 500® Index
Apr-2021	$10,000	$10,000
Jun-2021	$10,240	$10,449
Jun-2022	$8,622	$9,340
Jun-2023	$7,994	$11,170
Jun-2024	$9,208	$13,913

Average Annual Total Returns

	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	15.19%	- 2.54%
S&P 500® Index	24.56%	10.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$37,617,218
Number of Portfolio Holdings	37
Advisory Fee	$347,367
Portfolio Turnover	173%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.2%
Money Market Funds	6.2%
Exchange-Traded Funds	87.6%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (Large Cap Income)	17%
ETFs - Equities (S&P 500)	52%
ETFs – Equities (International)	13%
ETFs - Equities (Technology)	10%
Money Market Funds	8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	22.0%
Invesco S&P 500 Equal Weight ETF	17.4%
Invesco S&P 500 Low Volatility ETF	17.4%
Vanguard International Dividend Appreciation ETF	17.2%
Invesco QQQ Trust Series 1	13.6%
Fidelity Government Portfolio, Institutional Class	6.2%
First American Government Obligations Fund, Class Z	6.2%

The Fund has economic exposure through securities and derivatives to the above security types of 141% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QRIS-INV

Quantified STF Fund - Advisor (QSTAX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified STF Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$263	2.20%

How did the Fund perform during the reporting period?

The Fund earned 38.84% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions particularly in the technology sector. The NASDAQ 100 Total Return Index earned 30.77% for the year.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund started the third quarter of 2023 with 2.0X exposure as equities were in a steady uptrend and experienced low volatility during the second quarter. Volatility increased during the third quarter, causing the Fund to move to 1.0X long on August 16, where it remained for the rest of the quarter. The Fund began the fourth quarter 1.0X long as equities were in a downward bear channel and experienced elevated volatility during the third quarter. Because volatility decreased during the fourth quarter and markets began to trend upward, the Fund moved to 2.0X long on November 10, remaining fully leverage throughout the first quarter of 2024. As markets declined and volatility increased, the Fund reduced exposure to 1.0X on April 17. Markets resumed their longer-term uptrend, and the Fund increased exposure to 2.0X on May 9, where it remained for the rest of the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified STF Fund
NASDAQ- 100 Total Return Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$47,561
$36,878
Nov-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified STF Fund	NASDAQ- 100 Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,240	$9,892
Jun-2017	$11,150	$12,799
Jun-2018	$13,749	$16,128
Jun-2019	$13,247	$17,767
Jun-2020	$18,981	$23,768
Jun-2021	$28,638	$34,311
Jun-2022	$23,275	$27,319
Jun-2023	$26,561	$36,370
Jun-2024	$36,878	$47,561

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	38.84%	22.72%	16.32%
NASDAQ- 100 Total Return Index	30.77%	21.77%	19.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$249,953,173
Number of Portfolio Holdings	19
Advisory Fee	$1,827,341
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
U.S. Government & Agencies	0.9%
Corporate Bonds	1.3%
Certificate Of Deposit	5.3%
Short-Term Investments	46.2%
Money Market Funds	46.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Equities
67%
Cash & Equivalent
33%
Fixed Income - Other
0%
U.S. Government & Agency Obligations
0%

Value	Value
U.S. Government & Agency Obligations	0%
Fixed Income - Other	0%
Cash & Equivalent	33%
Equities	67%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	41.9%
Fidelity Government Portfolio Class I, 5.200%,	41.9%
Federal National Mortgage Association, 5.250%, 02/17/26	0.8%
Federal Home Loan Banks, 5.300%, 08/15/25	0.8%
Bellco Credit Union, 5.150%, 02/24/25	0.4%
Valley Strong Credit Union, 5.100%, 02/10/25	0.4%
Texas Exchange Bank SSB, 0.500%, 07/09/24	0.4%
Greenstate Credit Union, 0.500%, 07/19/24	0.4%
Sallie Mae Bank, 0.550%, 07/22/24	0.4%
Goldman Sachs Bank USA, 0.550%, 07/29/24	0.4%

The Fund has economic exposure through securities and derivatives to the above security types of 200% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified STF Fund - Advisor (QSTAX )

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QSTF-ADV

Quantified STF Fund - Investor (QSTFX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified STF Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$192	1.60%

How did the Fund perform during the reporting period?

The Fund earned 39.67% for the year ending June 30, 2024, buoyed in part by favorable stock market conditions particularly in the technology sector. The NASDAQ 100 Total Return Index earned 30.77% for the year.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund started the third quarter of 2023 with 2.0X exposure as equities were in a steady uptrend and experienced low volatility during the second quarter. Volatility increased during the third quarter, causing the Fund to move to 1.0X long on August 16, where it remained for the rest of the quarter. The Fund began the fourth quarter 1.0X long as equities were in a downward bear channel and experienced elevated volatility during the third quarter. Because volatility decreased during the fourth quarter and markets began to trend upward, the Fund moved to 2.0X long on November 10, remaining fully leverage throughout the first quarter of 2024. As markets declined and volatility increased, the Fund reduced exposure to 1.0X on April 17. Markets resumed their longer-term uptrend, and the Fund increased exposure to 2.0X on May 9, where it remained for the rest of the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified STF Fund
NASDAQ- 100 Total Return Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$47,561
$38,729
Nov-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified STF Fund	NASDAQ- 100 Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,250	$9,892
Jun-2017	$11,222	$12,799
Jun-2018	$13,922	$16,128
Jun-2019	$13,488	$17,767
Jun-2020	$19,445	$23,768
Jun-2021	$29,529	$34,311
Jun-2022	$24,166	$27,319
Jun-2023	$27,729	$36,370
Jun-2024	$38,729	$47,561

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	39.67%	23.49%	16.99%
NASDAQ- 100 Total Return Index	30.77%	21.77%	19.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$249,953,173
Number of Portfolio Holdings	19
Advisory Fee	$1,827,341
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
U.S. Government & Agencies	0.9%
Corporate Bonds	1.3%
Certificate Of Deposit	5.3%
Short-Term Investments	46.2%
Money Market Funds	46.2%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
U.S. Government & Agency Obligations	0%
Fixed Income - Other	0%
Cash & Equivalent	33%
Equities	67%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	41.9%
Fidelity Government Portfolio Class I, 5.200%,	41.9%
Federal National Mortgage Association, 5.250%, 02/17/26	0.8%
Federal Home Loan Banks, 5.300%, 08/15/25	0.8%
Bellco Credit Union, 5.150%, 02/24/25	0.4%
Valley Strong Credit Union, 5.100%, 02/10/25	0.4%
Texas Exchange Bank SSB, 0.500%, 07/09/24	0.4%
Greenstate Credit Union, 0.500%, 07/19/24	0.4%
Sallie Mae Bank, 0.550%, 07/22/24	0.4%
Goldman Sachs Bank USA, 0.550%, 07/29/24	0.4%

The Fund has economic exposure through securities and derivatives to the above security types of 200% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified STF Fund - Investor (QSTFX )

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QSTF-INV

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Tactical Fixed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$157	1.61%

How did the Fund perform during the reporting period?

The Fund returned -5.36% for the year ended June 30, 2024, in often difficult debt market conditions. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 2.63%.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund fell by 0.51% for the third quarter of 2023. Only one of the Fund’s sub-portfolios posted positive results for the quarter, and 57% outperformed the Bloomberg U.S. Aggregate Bond Market Index. Careful weightings among the sub-portfolios, with an emphasis on successful sub-portfolios, allowed the Fund to outpace its benchmarks for the quarter. Late last year, a change was made to the Fund to make it more interest-rate agnostic. The Fund responded to market patterns during the quarter by alternating between about 60% long and 50% short exposures. The Fund fell by 4.88% for the fourth quarter of 2023. One of the Fund’s sub-strategies posted negative results for the quarter, and 57% outperformed the Bloomberg U.S. Aggregate Bond Market Index. However, the Fund’s significant weighting to the underperforming sub-strategy during the quarter led to its underperformance. At the end of the quarter, we instituted a minor change to combine the signals from the sub-strategies more evenly, aiming for a more unbiased method of combining sub-strategy signals. The portfolio had some high-yield trades. Both high-yield sub-portfolios were up for the quarter. The Fund gained 0.94% for the first quarter of 2024. Within the Fund, 57% of the sub-strategies beat the Bloomberg Index for the quarter, and 42% had positive returns. The Fund maintained a long bias for long-term Treasurys, although it achieved short positions in early January and February. The Fund had a 20% exposure to high-yield bonds through January and most of February before reducing the exposure for most of March. The Fund was down 0.92% for the second quarter. Within the Fund, 42% of the sub-strategies used beat the Bloomberg Index for the quarter, and 42% had positive returns. Throughout the second quarter, the Fund maintained a long bias to long-term Treasurys, although it achieved short positions at the start of each month.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$9,791
$7,808
Sep-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Jun-2020	$11,184	$10,771
Jun-2021	$10,420	$10,735
Jun-2022	$9,523	$9,630
Jun-2023	$8,251	$9,540
Jun-2024	$7,808	$9,791

Average Annual Total Returns

	1 Year	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	- 5.36%	- 5.03%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$52,344,374
Number of Portfolio Holdings	21
Advisory Fee	$725,427
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
U.S. Government & Agencies	3.8%
Corporate Bonds	5.7%
Certificate Of Deposit	20.8%
Short-Term Investments	34.8%
Money Market Funds	34.8%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Cash & Equivalent
60%
Fixed Income - Other
4%
U.S. Government & Agency Obligations
2%
High Yield Bond
12%
Futures
22%

Value	Value
Futures	22%
High Yield Bond	12%
U.S. Government & Agency Obligations	2%
Fixed Income - Other	4%
Cash & Equivalent	60%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 5.200%,	35.7%
First American Government Obligations Fund Class Z, 5.187%,	35.7%
Federal National Mortgage Association, 5.250%, 02/17/26	3.8%
Federal Home Loan Banks, 5.300%, 08/15/25	3.8%
Bellco Credit Union, 5.150%, 02/24/25	1.9%
Valley Strong Credit Union, 5.100%, 02/10/25	1.9%
Texas Exchange Bank SSB, 0.500%, 07/09/24	1.9%
Greenstate Credit Union, 0.500%, 07/19/24	1.9%
Sallie Mae Bank, 0.550%, 07/22/24	1.9%
Goldman Sachs Bank USA, 0.550%, 07/29/24	1.9%

The Fund has economic exposure through securities and derivatives to the above security types of 62% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QTFI-INV

Quantified Tactical Sectors Fund - Investor (QTSSX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Quantified Tactical Sectors Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$170	1.61%

How did the Fund perform during the reporting period?

The Fund earned 10.58% for the year ending June 30, 2024, buoyed in part by favorable market conditions. The S&P 500 Index, the Fund’s primary benchmark, returned 24.56% for the same period.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

In July 2023, the Fund had reached a 2023 gain of more than 20%, but by late September, it had given back much of that gain. This setback occurred even though the Fund had cut its market exposure from a peak of 156% down to 25% by the close of the quarter. The Fund follows a rule set that includes several different risk-management indicators. These indicators moved from bearish to bullish in just five trading days—the fastest switch ever. Advancing to a fully invested position and adding leverage on November 6, 2023, benefited the Fund for the fourth quarter of 2023.The Fund rose 10.70% for the first quarter of 2024, slightly underperforming its benchmark, the S&P 500, which rallied 10.56% and marked its 12th-strongest quarterly gain in the past 80 years. The market rally broadened. This change was reflected in the robust performance of the more diversified S&P 500, which outperformed the highly concentrated NASDAQ Composite. Such broadening is advantageous for the Fund due to its ability to pivot to emerging leaders. The Fund moved briefly to a defensive position from late April to early May, losing ground to the S&P 500 during that time. However, the Fund recovered in June, gaining 8.57% due to a 50% allocation to the Technology sector and a 50% allocation to the S&P 500. When a sector is on a sell signal, the Fund’s algorithm determines whether replacing that sector position with broad equity exposure or a money-market position is more beneficial. When the signal for the Financial Services sector switched to sell on May 30, the Fund moved to the S&P 500, remaining there for the rest of the quarter. The Financial Services sector gained just 0.56%, while the backup S&P 500 position gained 4.47%. The actual impact was 56% larger, as the Fund used leverage during that period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Sectors Fund
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$15,253
$7,642
Mar-2021
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Quantified Tactical Sectors Fund	S&P 500® Index
Mar-2021	$10,000	$10,000
Jun-2021	$10,560	$11,456
Jun-2022	$6,031	$10,240
Jun-2023	$6,911	$12,246
Jun-2024	$7,642	$15,253

Average Annual Total Returns

	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	10.58%	- 7.77%
S&P 500® Index	24.56%	13.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,874,637
Number of Portfolio Holdings	12
Advisory Fee	$725,035
Portfolio Turnover	1130%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	6.7%
Money Market Funds	27.9%
Exchange-Traded Funds	65.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	44%
Money Market Funds	11%
ETFs - Equities (Technology)	45%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	39.5%
Mount Vernon Liquid Assets Portfolio, LLC	25.9%
Technology Select Sector SPDR Fund	20.4%
Vanguard Information Technology ETF	20.4%
Fidelity Government Portfolio, Institutional Class	8.2%
First American Government Obligations Fund, Class Z	8.2%

The Fund has economic exposure through securities and derivatives to the above security types of 154% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Quantified Tactical Sectors Fund - Investor (QTSSX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-QSECT-INV

(b)       Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       N/A

(c)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)       N/A

(f)       See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $163,200

2023 – $140,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 – None

2023 – None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $33,000

2023 – $27,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)        Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and
Additional Information
June 30, 2024

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX

Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund
Investor Class Shares QTSSX	Investor Class Shares QRDTX

Quantified Government Income Tactical Fund	Quantified Global Fund
Investor Class Shares QGITX	Investor Class Shares QGBLX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 10.1%
	AEROSPACE & DEFENSE - 0.3%
741	Lockheed Martin Corporation	$346,121

	APPAREL & TEXTILE PRODUCTS - 0.3%
10,491	Capri Holdings Ltd.(a)	347,042

	ASSET MANAGEMENT - 0.3%
805	Ameriprise Financial, Inc.	343,888

	BEVERAGES - 0.7%
5,426	Coca-Cola Company	345,365
2,120	PepsiCo, Inc.	349,652
		695,017
	BIOTECH & PHARMA - 0.7%
2,031	AbbVie, Inc.	348,357
2,364	Johnson & Johnson	345,522
		693,879
	COMMERCIAL SUPPORT SERVICES - 0.3%
1,617	Waste Management, Inc.	344,971

	DIVERSIFIED INDUSTRIALS - 0.7%
1,656	Honeywell International, Inc.	353,622
1,463	Illinois Tool Works, Inc.	346,673
		700,295
	HOUSEHOLD PRODUCTS - 1.0%
3,646	Colgate-Palmolive Company	353,808
2,492	Kimberly-Clark Corporation	344,394
2,090	Procter & Gamble Company	344,683
		1,042,885
	INSURANCE - 0.7%
2,819	American Financial Group, Inc.	346,793
1,641	Marsh & McLennan Companies, Inc.	345,792
		692,585

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	LEISURE FACILITIES & SERVICES - 0.3%
4,641	Wyndham Hotels & Resorts, Inc.(c)	$343,434

	OIL & GAS PRODUCERS - 0.4%
8,199	Williams Companies, Inc.	348,458

	RETAIL - DISCRETIONARY - 0.7%
2,370	Ross Stores, Inc.	344,409
3,132	TJX Companies, Inc.	344,833
		689,242
	TECHNOLOGY HARDWARE - 0.7%
7,593	Cisco Systems, Inc.	360,743
920	Motorola Solutions, Inc.	355,166
		715,909
	TECHNOLOGY SERVICES - 2.0%
1,444	Automatic Data Processing, Inc.	344,668
1,533	CDW Corporation	343,147
780	Mastercard, Inc., Class A	344,105
2,906	Paychex, Inc.(c)	344,535
1,318	Verisk Analytics, Inc.	355,267
1,313	Visa, Inc., Class A	344,623
		2,076,345
	TRANSPORTATION & LOGISTICS - 0.7%
10,297	CSX Corporation	344,435
1,529	Union Pacific Corporation	345,951
		690,386
	WHOLESALE - CONSUMER STAPLES - 0.3%
4,882	Sysco Corporation	348,526

	TOTAL COMMON STOCKS (Cost $10,272,270)	10,418,983

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.5%
	EQUITY - 26.5%
292,390	Alerian MLP ETF(c)	$14,028,872
181,820	WisdomTree US LargeCap Dividend Fund	13,227,405
		27,256,277
	FIXED INCOME - 59.0%
465,318	Invesco Emerging Markets Sovereign Debt ETF	9,306,360
172,599	Invesco Fundamental High Yield Corporate Bond ETF(c)	3,101,604
537,040	Invesco Preferred ETF(c)	6,202,812
443,192	Invesco Senior Loan ETF	9,324,760
40,222	iShares iBoxx High Yield Corporate Bond ETF(c)	3,102,725
101,363	iShares MBS ETF	9,306,137
289,240	Schwab U.S. Aggregate Bond ETF	13,183,559
43,886	SPDR Bloomberg High Yield Bond ETF(c)	4,137,133
40,766	Vanguard Long-Term Corporate Bond ETF(c)	3,092,509
		60,757,599

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,231,393)	88,013,876

	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
2,233,821	Fidelity Government Portfolio, Class I, 5.20%(b)	2,233,821
2,233,820	First American Government Obligations Fund, Class Z, 5.19%(b)	2,233,820
	TOTAL MONEY MARKET FUNDS (Cost $4,467,641)	4,467,641

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,467,641)	4,467,641

Units
	COLLATERAL FOR SECURITIES LOANED — 29.4%
30,279,740	Mount Vernon Liquid Assets Portfolio, LLC, , 5.53%(b),(d),(e),(f)	30,279,740
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,279,740)

	TOTAL INVESTMENTS - 129.3% (Cost $132,251,044)	$133,180,240
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.3)%	(30,203,196)
	NET ASSETS - 100.0%	$102,977,044

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
125	Ultra U.S. Treasury Bond Futures	09/19/2024	$15,667,969	$(144,531)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $29,566,766 at June 30, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

(f)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.1%
	EQUITY - 83.1%
1,051,159	iShares MSCI Emerging Markets ETF	$44,768,862
132,757	SPDR S&P 500 ETF Trust(e)	72,249,014
62,825	Vanguard Information Technology ETF(b)	36,224,267
		153,242,143

	TOTAL EXCHANGE-TRADED FUNDS (Cost $147,974,575)	153,242,143

	SHORT-TERM INVESTMENTS — 14.7%
	MONEY MARKET FUNDS - 14.7%
13,563,652	Fidelity Government Portfolio, Class I, 5.20%(a)	13,563,652
13,563,653	First American Government Obligations Fund, Class Z, 5.19%(a)	13,563,653
	TOTAL MONEY MARKET FUNDS (Cost $27,127,305)	27,127,305

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,127,305)	27,127,305

Units
	COLLATERAL FOR SECURITIES LOANED — 10.4%
19,251,976	Mount Vernon Liquid Assets Portfolio, LLC, , 5.53%(a), (c),(d)	19,251,976
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,251,976)

	TOTAL INVESTMENTS - 108.2% (Cost $194,353,856)	$199,621,424
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(15,149,858)
	NET ASSETS - 100.0%	$184,471,566

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $18,838,348 at June 30, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	June 30, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
31,600	iShares Russell 1000 Growth ETF	$11,518,516	USD SOFR plus 60 bp	6/26/2025	BRC	$630,862
126,250	iShares Russell 1000 Growth ETF	46,019,387	USD SOFR plus 60 bp	6/12/2025	BRC	3,251,432
55,190	iShares Russell 2000 Growth ETF	14,489,031	USD SOFR plus 60 bp	6/26/2025	BRC	76,356
271,820	iShares Russell Mid-Cap Growth ETF	29,995,337	USD SOFR plus 60 bp	7/23/2025	BRC	(51,886)
36,140	Technology Select Sector SPDR ETF	8,175,952	USD SOFR plus 60 bp	6/26/2025	BRC	(2,782)
127,630	Technology Select Sector SPDR ETF	28,873,735	USD SOFR plus 60 bp	7/23/2025	BRC	440,956
1,890	Vanguard Information Technology ETF	1,089,755	USD SOFR plus 60 bp	7/23/2025	BRC	(276,858)
					Total:	$4,068,080

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.1%
	ALTERNATIVE - 4.3%
28,169	AltShares Merger Arbitrage ETF(a)	$758,309
11,063	WisdomTree Managed Futures Strategy Fund	401,272
		1,159,581
	COMMODITY - 0.4%
10,356	Amplify Junior Silver Miners ETF	117,230

	EQUITY - 51.4%
23,910	ALPS Disruptive Technologies ETF	985,071
559	Consumer Discretionary Select Sector SPDR Fund	101,962
3,613	Direxion Work From Home ETF	198,929
6,877	Fidelity MSCI Consumer Discretionary Index ETF	557,106
4,239	Financial Select Sector SPDR Fund(c)	174,265
605	First Trust MultiCap Growth AlphaDEX Fund	74,486
16,602	Global X Artificial Intelligence & Technology ETF	591,529
21,646	Global X Silver Miners ETF(c)	675,139
586	Invesco DWA Technology Momentum ETF(a)	36,297
1,823	Invesco KBW Property & Casualty ETF	186,748
9,065	Invesco Leisure & Entertainment ETF(c)	411,732
10,718	Invesco RAFI Strategic US ETF(c)	508,355
7,236	Invesco S&P 500 Equal Weight Consumer Discretionary ETF(c)	347,617
3,616	iShares Expanded Tech Sector ETF	341,025
7,387	iShares Global Consumer Discretionary ETF	1,188,273
15,352	iShares Global Equity Factor ETF	650,685
8,563	iShares Global Financials ETF	728,481
3,930	iShares Global Tech ETF(c)	325,483
524	iShares U.S. Broker-Dealers & Securities Exchanges ETF	61,271
3,758	iShares U.S. Financial Services ETF	245,059
5,295	iShares U.S. Insurance ETF	597,911
17,217	iShares U.S. Tech Independence Focused ETF	1,294,374
13,714	Schwab Fundamental Emerging Markets Equity ETF(c)	405,523
6,950	Siren DIVCON Leaders Dividend	442,370
849	Technology Select Sector SPDR Fund(c)	192,069
42,167	VanEck BDC Income ETF(c)	721,477
8,190	VanEck Junior Gold Miners ETF	344,963

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.1% (Continued)
	EQUITY - 51.4% (Continued)
1,381	Vanguard Information Technology ETF(c)	$796,271
13,307	WisdomTree International Hedged Quality Dividend(c)	606,666
		13,791,137

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,891,489)	15,067,948

	OPEN-END MUTUAL FUNDS — 29.0%
	ALTERNATIVE - 19.0%
8,163	AlphaCentric Premium Opportunity Fund, Class I(a)	235,541
112,683	AQR Alternative Risk Premia Fund, Class I	1,316,137
164,903	AQR Equity Market Neutral Fund, Class I	1,644,083
50,094	Boston Partners Global Long/Short Fund, Investor Class	818,035
72,081	FS Multi-Strategy Alternatives Fund, Class I	808,028
6,600	Meeder Spectrum Fund, Institutional Class	94,122
9,569	Redwood Systematic Macro Trend Smart Fund, Class I	174,060
		5,090,006
	EQUITY - 3.0%
47,143	Rational Tactical Return Fund, Institutional Class	813,212

	FIXED INCOME - 5.9%
79,179	PIMCO Credit Opportunities Bond Fund, Institutional Class	752,993
48,200	Victory INCORE Investment Grade Convertible Fund, Class I	827,106
		1,580,099
	MIXED ALLOCATION - 1.1%
20,203	Glenmede Secured Options Portfolio	289,913

	TOTAL OPEN-END MUTUAL FUNDS (Cost $7,630,731)	7,773,230

	SHORT-TERM INVESTMENTS — 14.2%
	MONEY MARKET FUNDS - 14.2%
1,902,246	Fidelity Government Portfolio, Class I, 5.20%(b)	1,902,246

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.2% (Continued)
	MONEY MARKET FUNDS - 14.2% (Continued)
1,902,246	First American Government Obligations Fund, Class Z, 5.19%(b)	$1,902,246
	TOTAL MONEY MARKET FUNDS (Cost $3,804,492)	3,804,492

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,804,492)	3,804,492

Units
	COLLATERAL FOR SECURITIES LOANED 13.2%
3,550,302	Mount Vernon Liquid Assets Portfolio, LLC, , 5.53%(b), (d), (e)	3,550,302
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,550,302)

	TOTAL INVESTMENTS - 112.5% (Cost $29,877,014)	$30,195,972
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5)%	(3,357,576)
	NET ASSETS - 100.0%	$26,838,396

OPEN LONG FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
5	CME E-Mini NASDAQ 100 Index Futures	09/20/2024	$1,992,725	$2,069
	TOTAL LONG FUTURES CONTRACTS

OPEN SHORT FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
22	Ultra U.S. Treasury Bond Futures	09/19/2024	$2,757,563	$(26,124)
	TOTAL SHORT FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $3,467,836 at June 30, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	EQUITY - 0.1%
800	Invesco QQQ Trust Series 1			$383,288

	TOTAL EXCHANGE-TRADED FUND (Cost $384,439)			383,288

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 1.2%
	TECHNOLOGY SERVICES — 0.4%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	994,628

	SPECIALTY FINANCE — 0.8%
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	2,000,628

	TOTAL CORPORATE BONDS (Cost $3,000,000)			2,995,256

	U.S. GOVERNMENT & AGENCIES — 0.8%
	GOVERNMENT SPONSORED — 0.8%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,996,040

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,040

	CERTIFICATE OF DEPOSIT — 4.8%
	AUTOMOTIVE - 0.4%
1,000,000	BMW Bank of North America	0.5500	07/30/24	995,775

	BANKING - 4.4%
1,000,000	Bellco Credit Union	5.1500	02/24/25	999,245
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	992,514
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	995,937
1,000,000	Greenstate Credit Union	0.5000	07/19/24	997,280
1,000,000	Sallie Mae Bank	0.5500	07/22/24	996,788

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 4.8% (Continued)
	BANKING - 4.4% (Continued)
1,000,000	State Bank of India	0.6000	08/30/24	$991,804
1,000,000	Synchrony Bank	0.6500	09/17/24	989,483
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	998,532
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	994,986
1,000,000	UBS Bank USA	0.5500	08/12/24	994,188
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	998,891
				10,949,647

	TOTAL CERTIFICATE OF DEPOSIT (Cost $11,999,869)			11,945,422

Shares
	SHORT-TERM INVESTMENTS — 83.8%
	MONEY MARKET FUNDS - 83.8%
104,704,550	Fidelity Government Portfolio, Class I, 5.20%(a),(b)			104,704,550
104,704,549	First American Government Obligations Fund, Class Z, 5.19%(a),(b)			104,704,549
	TOTAL MONEY MARKET FUNDS (Cost $209,409,099)			209,409,099

	TOTAL SHORT-TERM INVESTMENTS (Cost $209,409,099)			209,409,099

	TOTAL INVESTMENTS - 90.7% (Cost $226,793,407)			$226,729,105
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.3%			23,224,068
	NET ASSETS - 100.0%			$249,953,173

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1,260	CME E-Mini NASDAQ 100 Index Futures	09/20/2024	$502,166,700	$1,448,262
	TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.8%
	EQUITY - 0.8%
450	SPDR S&P 500 ETF Trust			$244,899

	TOTAL EXCHANGE-TRADED FUND (Cost $245,159)			244,899

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 3.2%
	SPECIALTY FINANCE — 3.2%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,000,314

	TOTAL CORPORATE BONDS (Cost $1,000,000)			1,000,314

	U.S. GOVERNMENT & AGENCIES — 6.4%
	GOVERNMENT OWNED, NO GUARANTEE — 3.2%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	998,125

	GOVERNMENT SPONSORED — 3.2%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	999,658

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,997,783

	CERTIFICATE OF DEPOSIT — 3.2%
	BANKING - 3.2%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	998,891

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			998,891

Shares
	SHORT-TERM INVESTMENTS — 77.2%
	MONEY MARKET FUNDS - 77.2%
11,985,044	Fidelity Government Portfolio, Class I, 5.20%(a),(b)			11,985,044

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 77.2% (Continued)
	MONEY MARKET FUNDS - 77.2% (Continued)
11,985,044	First American Government Obligations Fund, Class Z, 5.19%(a),(b)	$11,985,044
	TOTAL MONEY MARKET FUNDS (Cost $23,970,088)	23,970,088

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,970,088)	23,970,088

	TOTAL INVESTMENTS - 90.8% (Cost $28,215,247)	$28,211,975
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.2%	2,844,973
	NET ASSETS - 100.0%	$31,056,948

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
180	CME E-Mini Standard & Poor’s 500 Index Futures	09/20/2024	$49,693,500	$(96,709)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
600	iShares 20+ Year Treasury Bond ETF			$55,068

	TOTAL EXCHANGE-TRADED FUND (Cost $56,117)			55,068

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 5.7%
	TECHNOLOGY SERVICES — 1.9%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	994,628

	SPECIALTY FINANCE — 3.8%
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	2,000,628

	TOTAL CORPORATE BONDS (Cost $3,000,000)			2,995,256

	U.S. GOVERNMENT & AGENCIES — 3.8%
	GOVERNMENT SPONSORED — 3.8%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,996,040

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,040

	CERTIFICATE OF DEPOSIT — 20.9%
	AUTOMOTIVE - 1.9%
1,000,000	BMW Bank of North America	0.5500	07/30/24	995,775

	BANKING - 19.0%
1,000,000	Bellco Credit Union	5.1500	02/24/25	999,245
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	995,937
1,000,000	Greenstate Credit Union	0.5000	07/19/24	997,280
1,000,000	Sallie Mae Bank	0.5500	07/22/24	996,788
1,000,000	State Bank of India	0.6000	08/30/24	991,804
1,000,000	Synchrony Bank	0.6500	09/17/24	989,483

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 20.9% (Continued)
	BANKING - 19.0% (Continued)
1,000,000	Texas Exchange Bank	0.5000	07/09/24	$998,532
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	994,986
1,000,000	UBS Bank USA	0.5500	08/12/24	994,188
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	998,891
				9,957,134

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,999,869)			10,952,909

Shares
	SHORT-TERM INVESTMENTS — 71.4%
	MONEY MARKET FUNDS — 71.4%
18,681,183	Fidelity Government Portfolio, Class I, 5.20%(a),(b)			18,681,183
18,681,184	First American Government Obligations Fund, Class Z, 5.19%(a),(b)			18,681,184
	TOTAL MONEY MARKET FUNDS (Cost $37,362,367)			37,362,367

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,362,367)			37,362,367

	TOTAL INVESTMENTS - 101.9% (Cost $53,418,353)			$53,361,640
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%			(1,017,266)
	NET ASSETS - 100.0%			$52,344,374

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
139	Ultra U.S. Treasury Bond Futures	09/19/2024	$17,422,781	$(112,931)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	June 30, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
43,100	iShares iBoxx $ High Yield Corporate Bond ETF	$3,324,734	USD SOFR plus 60 bp	7/25/2025	BRC	$(7,724)
35,900	PIMCO 0-5 Year High Yield Corporate Bond ETF	3,327,930	USD SOFR plus 60 bp	7/25/2025	BRC	(8,569)
35,300	SPDR Bloomberg High Yield Bond ETF	3,327,731	USD SOFR plus 60 bp	7/25/2025	BRC	(7,513)

					Total:	$(23,806)

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 2.3%
	COMMODITY - 0.6%
600	SPDR Gold Shares(a),(c)			$129,006

	EQUITY - 1.7%
500	Invesco QQQ Trust Series 1			239,555
300	SPDR S&P 500 ETF Trust			163,266
				402,821

	TOTAL EXCHANGE-TRADED FUNDS (Cost $532,883)			531,827

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 4.4%
	SPECIALTY FINANCE — 4.4%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,000,314

	TOTAL CORPORATE BONDS (Cost $1,000,000)			1,000,314

	U.S. GOVERNMENT & AGENCIES — 8.7%
	GOVERNMENT OWNED, NO GUARANTEE — 4.3%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	998,125

	GOVERNMENT SPONSORED — 4.4%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	999,658

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,997,783

	CERTIFICATE OF DEPOSIT — 4.4%
	BANKING - 4.4%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	998,891

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			998,891

See accompanying notes to financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 71.4%
	MONEY MARKET FUNDS — 71.4%
7,441,530	Fidelity Government Portfolio, Class I, 5.20%(b),(d)	$7,441,530
1,522,500	First American Government Obligations Fund, Class X, 5.23%(b),(c)	1,522,500
7,441,530	First American Government Obligations Fund, Class Z, 5.19%(b),(d)	7,441,530
	TOTAL MONEY MARKET FUNDS (Cost $16,405,560)	16,405,560

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,405,560)	16,405,560

	TOTAL INVESTMENTS — 91.2% (Cost $20,938,443)	$20,934,375
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.8%	2,028,390
	NET ASSETS - 100.0%	$22,962,765

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	(Depreciation)
4	CME E-Mini NASDAQ 100 Index Futures	09/20/2024	$1,594,180	$(2,184)
46	CME E-Mini Standard & Poor’s 500 Index Futures	09/20/2024	12,699,450	32,597
88	COMEX Gold 100 Troy Ounces Futures(c)	08/28/2024	20,551,520	(317,879)
	TOTAL FUTURES CONTRACTS			$(287,466)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(d)	See note 10.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized (Depreciation)
Long Position:
2,700	iShares MSCI Emerging Markets ETF	$114,993	USD SOFR plus 60 bp	7/18/2025	BRC	$(906)
11,200	iShares MSCI Emerging Markets ETF	477,008	USD SOFR plus 60 bp	7/24/2025	BRC	(2,208)
234,400	iShares MSCI Emerging Markets ETF	9,983,096	USD SOFR plus 60 bp	7/17/2025	BRC	(11,016)

					Total:	$(14,130)

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 84.3%
	APPAREL & TEXTILE PRODUCTS - 2.1%
9,200	Crocs, Inc.(a)	$1,342,648
1,373	Deckers Outdoor Corporation(a)	1,328,995
78,301	Wolverine World Wide, Inc.(c)	1,058,630
		3,730,273
	ASSET MANAGEMENT - 1.6%
17,987	Affiliated Managers Group, Inc.(c)	2,810,109

	AUTOMOTIVE - 2.6%
274,338	American Axle & Manufacturing Holdings, Inc.(a)	1,917,622
24,151	Lear Corporation	2,758,286
		4,675,908
	BIOTECH & PHARMA - 2.8%
97,310	Halozyme Therapeutics, Inc.(a)	5,095,152

	CHEMICALS - 9.8%
40,365	Avery Dennison Corporation	8,825,807
26,449	Koppers Holdings, Inc.	978,349
52,465	Mosaic Company	1,516,238
144,093	Valvoline, Inc.(a)	6,224,818
		17,545,212
	COMMERCIAL SUPPORT SERVICES - 12.8%
141,616	Deluxe Corporation(c)	3,180,695
56,048	Republic Services, Inc.	10,892,368
41,480	Waste Management, Inc.	8,849,343
		22,922,406
	CONTAINERS & PACKAGING - 4.7%
59,589	AptarGroup, Inc.	8,390,727

	DIVERSIFIED INDUSTRIALS - 5.3%
40,237	Illinois Tool Works, Inc.	9,534,560

	ELECTRIC UTILITIES - 1.5%
24,873	Entergy Corporation	2,661,411

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
5,020	EMCOR Group, Inc.	$1,832,702

	FOOD - 2.8%
93,923	Fresh Del Monte Produce, Inc.	2,052,217
75,765	Pilgrim’s Pride Corporation(a)	2,916,195
		4,968,412
	HEALTH CARE FACILITIES & SERVICES - 1.0%
235,435	Pediatrix Medical Group, Inc.(a)	1,777,534

	HOUSEHOLD PRODUCTS - 3.2%
196,395	Energizer Holdings, Inc.(c)	5,801,508

	INSURANCE - 4.3%
170,441	Lincoln National Corporation	5,300,715
35,031	Voya Financial, Inc.	2,492,456
		7,793,171
	LEISURE FACILITIES & SERVICES - 5.0%
24,186	Brinker International, Inc.(a), (c)	1,750,824
78,189	Chipotle Mexican Grill, Inc.(a)	4,898,541
55,605	Cracker Barrel Old Country Store, Inc.(c)	2,344,307
		8,993,672
	MORTGAGE FINANCE - 2.2%
291,728	PennyMac Mortgage Investment Trust(c)	4,011,260

	OIL & GAS PRODUCERS - 5.8%
33,317	Chord Energy Corporation(c)	5,586,594
21,328	ConocoPhillips	2,439,497
37,886	Occidental Petroleum Corporation	2,387,955
		10,414,046
	OIL & GAS SERVICES & EQUIPMENT - 2.8%
40,308	Schlumberger Ltd.	1,901,731
24,867	Weatherford International plc(a), (c)	3,044,964
		4,946,695

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 84.3% (Continued)
	RETAIL - DISCRETIONARY - 4.7%
11,988	Boot Barn Holdings, Inc.(a), (c)	$1,545,613
47,731	Ross Stores, Inc.	6,936,269
		8,481,882
	SEMICONDUCTORS - 4.1%
13,833	Advanced Micro Devices, Inc.(a)	2,243,851
16,975	NVIDIA Corporation	2,097,092
10,475	Qorvo, Inc.(a)	1,215,519
32,050	Rambus, Inc.(a)	1,883,258
		7,439,720
	SOFTWARE - 2.4%
4,592	ServiceNow, Inc.(a)	3,612,389
54,441	ZoomInfo Technologies, Inc., Class A(a), (c)	695,211
		4,307,600
	TECHNOLOGY HARDWARE - 0.4%
958	Super Micro Computer, Inc.(a)	784,937

	TECHNOLOGY SERVICES - 1.4%
17,042	Fiserv, Inc.(a)	2,539,940

	TOTAL COMMON STOCKS (Cost $150,261,421)	151,458,837

	SHORT-TERM INVESTMENTS — 14.8%
	MONEY MARKET FUNDS - 14.8%
13,288,467	Fidelity Government Portfolio, Class I, 5.20%(b)	13,288,467
13,288,468	First American Government Obligations Fund, Class Z, 5.19%(b)	13,288,468
	TOTAL MONEY MARKET FUNDS (Cost $26,576,935)	26,576,935

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,576,935)	26,576,935

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 9.1%
16,434,506	Mount Vernon Liquid Assets Portfolio, LLC, , 5.53%(b), (d), (e)	$16,434,506
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,434,506)

	TOTAL INVESTMENTS - 108.2% (Cost $193,272,862)	$194,470,278
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(14,749,910)
	NET ASSETS - 100.0%	$179,720,368

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $16,041,490 at June 30, 2024.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.2%
	EQUITY - 80.2%
47,088	SPDR S&P 500 ETF Trust(e)	$25,626,231
58,464	Technology Select Sector SPDR Fund(b)	13,226,311
22,890	Vanguard Information Technology ETF(b)	13,198,145
		52,050,687

	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,435,293)	52,050,687

	SHORT-TERM INVESTMENTS — 16.4%
	MONEY MARKET FUNDS - 16.4%
5,314,491	Fidelity Government Portfolio, Class I, 5.20%(a)	5,314,491
5,314,491	First American Government Obligations Fund, Class Z, 5.19%(a)	5,314,491
	TOTAL MONEY MARKET FUNDS (Cost $10,628,982)	10,628,982

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,628,982)	10,628,982

Units
	COLLATERAL FOR SECURITIES LOANED — 25.9%
16,831,854	Mount Vernon Liquid Assets Portfolio, LLC, , 5.53%(a), (c), (d), (e)	16,831,854
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,831,854)

	TOTAL INVESTMENTS - 122.5% (Cost $76,896,129)	$79,511,523
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.5)%	(14,636,886)
	NET ASSETS - 100.0%	$64,874,637

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $16,473,130 at June 30, 2024.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	June 30, 2024	Interest Rate Payable (1)	Date	Counterparty	Appreciation
Long Position:
2,950	SPDR S&P 500 ETF Trust	$1,605,449	USD SOFR plus 60 bp	7/3/2025	BRC	$27,670
40,310	SPDR S&P 500 ETF Trust	21,937,508	USD SOFR plus 60 bp	6/27/2025	BRC	842,940
3,620	Technology Select Sector SPDR ETF	818,953	USD SOFR plus 60 bp	7/3/2025	BRC	38,095
50,090	Technology Select Sector SPDR ETF	11,331,860	USD SOFR plus 60 bp	6/26/2025	BRC	611,002
1,240	Vanguard Information Technology ETF	714,972	USD SOFR plus 60 bp	7/3/2025	BRC	31,487
19,790	Vanguard Information Technology ETF	11,410,716	USD SOFR plus 60 bp	6/26/2025	BRC	697,173

					Total:	$2,248,367

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.5%
	EQUITY - 87.5%
10,641	Invesco QQQ Trust Series 1	$5,098,210
39,804	Invesco S&P 500 Equal Weight ETF	6,539,001
100,514	Invesco S&P 500 Low Volatility ETF	6,528,384
45,257	Vanguard Dividend Appreciation ETF	8,261,666
79,694	Vanguard International Dividend Appreciation ETF	6,477,528
		32,904,789

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,938,526)	32,904,789

Shares
	SHORT-TERM INVESTMENTS — 12.5%
	MONEY MARKET FUNDS - 12.5%
2,349,153	Fidelity Government Portfolio, Class I, 5.20%(a)	2,349,153
2,349,153	First American Government Obligations Fund, Class Z, 5.19%(a)	2,349,153
	TOTAL MONEY MARKET FUNDS (Cost $4,698,306)	4,698,306

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,698,306)	4,698,306

	TOTAL INVESTMENTS - 100.0% (Cost $34,636,832)	$37,603,095
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	14,123
	NET ASSETS - 100.0%	$37,617,218

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	June 30, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
80	Invesco QQQ Trust Series 1	$38,329	USD SOFR plus 60 bp	7/3/2025	BRC	$1,172
100	Invesco QQQ Trust Series 1	47,911	USD SOFR plus 60 bp	12/18/2024	BRC	8,227
120	Invesco QQQ Trust Series 1	57,493	USD SOFR plus 60 bp	4/30/2025	BRC	3,440
300	Invesco QQQ Trust Series 1	143,733	USD SOFR plus 60 bp	1/9/2025	BRC	23,581
450	Invesco QQQ Trust Series 1	215,599	USD SOFR plus 60 bp	1/16/2025	BRC	29,767
580	Invesco QQQ Trust Series 1	277,884	USD SOFR plus 60 bp	12/5/2024	BRC	58,028
4,440	Invesco S&P 500 Equal Weight ETF	729,403	USD SOFR plus 60 bp	4/30/2025	BRC	(31,881)
7,120	Invesco S&P 500 Equal Weight ETF	1,169,674	USD SOFR plus 60 bp	12/18/2025	BRC	116,080
10,590	Invesco S&P 500 Equal Weight ETF	1,739,725	USD SOFR plus 60 bp	7/3/2025	BRC	(8,257)
14,090	Invesco S&P 500 Equal Weight ETF	2,314,705	USD SOFR plus 60 bp	1/9/2025	BRC	158,989
22,340	Invesco S&P 500 Equal Weight ETF	3,670,015	USD SOFR plus 60 bp	1/16/2025	BRC	88,004
39,480	Invesco S&P 500 Equal Weight ETF	6,485,774	USD SOFR plus 60 bp	12/5/2024	BRC	844,815
610	Invesco S&P 500 Low Volatility ETF	39,619	USD SOFR plus 60 bp	4/30/2025	BRC	(998)
1,350	Invesco S&P 500 Low Volatility ETF	87,683	USD SOFR plus 60 bp	12/18/2024	BRC	4,283
1,460	Invesco S&P 500 Low Volatility ETF	94,827	USD SOFR plus 60 bp	7/3/2025	BRC	(846)
2,440	Invesco S&P 500 Low Volatility ETF	158,478	USD SOFR plus 60 bp	1/9/2025	BRC	5,296
4,220	Invesco S&P 500 Low Volatility ETF	274,089	USD SOFR plus 60 bp	1/16/2025	BRC	5,832
5,410	Invesco S&P 500 Low Volatility ETF	351,380	USD SOFR plus 60 bp	12/5/2024	BRC	22,586
360	Vanguard Dividend Appreciation ETF	65,718	USD SOFR plus 60 bp	4/30/2025	BRC	(764)
520	Vanguard Dividend Appreciation ETF	94,926	USD SOFR plus 60 bp	12/18/2024	BRC	9,127
620	Vanguard Dividend Appreciation ETF	113,181	USD SOFR plus 60 bp	7/3/2025	BRC	729
1,110	Vanguard Dividend Appreciation ETF	202,631	USD SOFR plus 60 bp	1/9/2025	BRC	16,461
1,790	Vanguard Dividend Appreciation ETF	326,765	USD SOFR plus 60 bp	1/16/2025	BRC	17,643
2,550	Vanguard Dividend Appreciation ETF	465,503	USD SOFR plus 60 bp	12/5/2024	BRC	58,283
970	Vanguard International Dividend Appreciation ETF	78,842	USD SOFR plus 60 bp	7/3/2025	BRC	(985)
1,010	Vanguard International Dividend Appreciation ETF	82,093	USD SOFR plus 60 bp	4/30/2024	BRC	(947)
1,030	Vanguard International Dividend Appreciation ETF	83,718	USD SOFR plus 60 bp	12/18/2024	BRC	6,611
1,880	Vanguard International Dividend Appreciation ETF	152,806	USD SOFR plus 60 bp	1/9/2025	BRC	8,827
3,140	Vanguard International Dividend Appreciation ETF	255,219	USD SOFR plus 60 bp	1/16/2025	BRC	7,818
4,240	Vanguard International Dividend Appreciation ETF	344,627	USD SOFR plus 60 bp	12/5/2024	BRC	34,844

					Total:	$1,485,765

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.4%
	FIXED INCOME - 0.4%
1,100	iShares 20+ Year Treasury Bond ETF			$100,958

	TOTAL EXCHANGE-TRADED FUND (Cost $101,222)			100,958

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 3.6%
	SPECIALTY FINANCE — 3.6%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,000,314

	TOTAL CORPORATE BONDS (Cost $1,000,000)			1,000,314

	U.S. GOVERNMENT & AGENCIES — 7.2%
	GOVERNMENT OWNED, NO GUARANTEE — 3.6%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	998,125

	GOVERNMENT SPONSORED — 3.6%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	999,658

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,997,783

	CERTIFICATE OF DEPOSIT — 3.6%
	BANKING - 3.6%
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	998,891

	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,000,000)			998,891

Shares
	SHORT-TERM INVESTMENTS — 93.5%
	MONEY MARKET FUNDS - 93.5%
12,947,313	Fidelity Government Portfolio, Class I, 5.20%(a),(b)			12,947,313

See accompanying notes to financial statements.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 93.5% (Continued)
	MONEY MARKET FUNDS - 93.5% (Continued)
12,947,313	First American Government Obligations Fund, Class Z, 5.19%(a),(b)	$12,947,313
	TOTAL MONEY MARKET FUNDS (Cost $25,894,626)	25,894,626

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,894,626)	25,894,626

	TOTAL INVESTMENTS - 108.3% (Cost $29,995,848)	$29,992,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%	(2,311,384)
	NET ASSETS - 100.0%	$27,681,188

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
74	Ultra U.S. Treasury Bond Futures	09/19/2024	$9,275,438	$(60,121)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(b)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	DEPOSITARY RECEIPTS — 41.5%
	AUTOMOTIVE - 3.2%
7,165	Honda Motor Company Ltd. - ADR	$231,000

	BANKING - 4.5%
5,347	Grupo Supervielle S.A. - ADR	36,252
831	KB Financial Group, Inc. - ADR	47,043
63,601	Lloyds Banking Group plc - ADR	173,630
2,094	Woori Financial Group, Inc. - ADR	67,092
		324,018
	BIOTECH & PHARMA - 8.2%
24,813	Mereo Biopharma Group plc - ADR(a)	89,327
6,781	Mesoblast Ltd. - ADR(a)	46,179
6,503	MorphoSys A.G. - ADR(a)	118,354
603	Novo Nordisk A/S - ADR	86,072
5,315	Silence Therapeutics plc - ADR(a)	100,985
9,717	Teva Pharmaceutical Industries Ltd. - ADR(a)	157,901
		598,818
	CHEMICALS - 0.6%
6,172	Sasol Ltd. - ADR	46,969

	ELECTRIC UTILITIES - 0.7%
7,633	Centrais Eletricas Brasileiras S.A. - ADR(a)	54,194

	INSURANCE - 1.1%
4,393	Prudential plc - ADR	80,480

	METALS & MINING - 2.2%
14,474	Vale S.A. - ADR	161,674

	OFFICE REIT - 2.4%
5,735	Vesta Real Estate Corporation - ADR	171,993

	OIL & GAS PRODUCERS - 8.1%
6,594	Eni SpA - ADR	203,029
7,212	Petroleo Brasileiro S.A. - ADR	104,502

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	DEPOSITARY RECEIPTS — 41.5% (Continued)
	OIL & GAS PRODUCERS - 8.1% (Continued)
3,939	Shell PLC - ADR	$284,317
		591,848
	SOFTWARE - 2.0%
31,616	Yalla Group Ltd. - ADR(a)	143,853

	SPECIALTY FINANCE - 0.6%
2,360	360 DigiTech, Inc. - ADR	46,563

	TELECOMMUNICATIONS - 5.2%
53,748	Telefonica S.A. - ADR	226,279
20,165	Turkcell Iletisim Hizmetleri A/S - ADR	152,851
		379,130
	TOBACCO & CANNABIS - 2.7%
6,430	British American Tobacco plc - ADR	198,880

	TOTAL DEPOSITARY RECEIPTS (Cost $3,053,207)	3,029,420

	EXCHANGE-TRADED FUNDS — 51.7%
	EQUITY - 51.7%
2,264	Invesco QQQ Trust Series 1	1,084,705
4,932	SPDR S&P 500 ETF Trust(c)	2,684,093
		3,768,798

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,645,342)	3,768,798

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS — 2.4%
88,321	Fidelity Government Portfolio, Class I, 5.20%(b)	88,321
88,321	First American Government Obligations Fund, Class Z, 5.19%(b)	88,321
	TOTAL MONEY MARKET FUNDS (Cost $176,642)	176,642

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Fair Value
SHORT-TERM INVESTMENTS — 2.4% (Continued)
MONEY MARKET FUNDS — 2.4% (Continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $176,642)	$176,642

TOTAL INVESTMENTS — 95.6% (Cost $6,875,191)	$6,974,860
OTHER ASSETS IN EXCESS OF LIABILITIES- 4.4%	318,559
NET ASSETS - 100.0%	$7,293,419

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschafl

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(c)	See note 10

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$132,251,044	$194,353,856	$29,877,014	$226,793,407
At value (a)	$133,180,240	$199,621,424	$30,195,972	$226,729,105
Cash	—	—	—	1,065,822
Deposits with brokers for futures	595,363	—	209,818	20,237,655
Receivable:
Securities sold	10,009,217	—	—	—
Fund shares sold	94,436	142,586	26,505	417,210
Dividends and Interest	28,070	410,374	19,718	896,351
Unrealized appreciation on swaps	—	4,399,606	—	—
Unrealized appreciation on futures	—	—	2,069	1,448,262
Prepaid expenses and other assets	13,507	—	1,190	59,106
Total Assets	143,920,833	204,573,990	30,455,272	250,853,511

Liabilities:
Payables:
Collateral on securities loaned	30,279,740	19,251,976	3,550,302	—
Securities purchased	—	—	—	47,941
Fund shares redeemed	10,398,486	308,366	15,220	464,783
Investment advisory fees	69,809	124,166	16,431	188,767
Payable to related parties	13,986	20,079	—	123,125
Distribution (12b-1) fees	23,276	41,500	5,522	47,461
Shareholder service fees - Investor Class	13,961	24,811	3,277	28,261
Unrealized depreciation on swaps	—	331,526	—	—
Unrealized depreciation on futures	144,531	—	26,124	—
Total Liabilities	40,943,789	20,102,424	3,616,876	900,338

Net Assets	$102,977,044	$184,471,566	$26,838,396	$249,953,173

Net Assets Consist of:
Capital Stock	$125,757,882	$232,956,870	$29,378,811	$239,932,377
Accumulated earnings (losses)	(22,780,838)	(48,485,304)	(2,540,415)	10,020,796
Net Assets	$102,977,044	$184,471,566	$26,838,396	$249,953,173

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$102,967,999	$184,305,998	$26,772,589	$249,510,284
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	12,759,240	16,323,855	2,821,449	13,639,750
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.07	$11.29	$9.49	$18.29
Advisor Class Shares:
Net Assets	$9,045	$165,568	$65,807	$442,889
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,101	14,996	7,026	25,566
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.22	$11.04	$9.37	$17.32

(a)	Includes loaned securities with a value of $29,566,766, $18,838,348, $3,467,836 and $0, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Assets:
Investment securities:
At cost	$28,215,247	$53,418,353	$20,938,443	$193,272,862
At value (a)	$28,211,975	$53,361,640	$20,934,375	$194,470,278
Cash	1,010,752	1,035,728	—	—
Cash collateral for swaps	—	—	260,005	—
Deposits with brokers for futures	2,246,865	608,860	1,854,874	—
Receivable:
Dividends and Interest	158,945	235,640	131,754	178,347
Securities sold	—	36,708	123,959	—
Fund shares sold	9,519	9,677	2,261	17,614,874
Unrealized appreciation on futures	—	—	32,597	—
Prepaid expenses and other assets	16,039	25,039	6,866	3,559
Total Assets	31,654,095	55,313,292	23,346,691	212,267,058

Liabilities:
Payables:
Collateral on securities loaned	—	—	—	16,434,506
Securities purchased	245,159	—	—	15,812,480
Fund shares redeemed	195,678	2,725,720	3,105	67,657
Investment advisory fees	25,847	42,277	18,759	146,867
Payable to related parties	23,415	47,274	20,365	26,433
Distribution (12b-1) fees	6,462	10,569	4,690	36,717
Shareholder service fees - Investor Class	3,877	6,341	2,814	22,030
Unrealized depreciation on swaps	—	23,806	14,130	—
Unrealized depreciation on futures	96,709	112,931	320,063	—
Total Liabilities	597,147	2,968,918	383,926	32,546,690

Net Assets	$31,056,948	$52,344,374	$22,962,765	$179,720,368

Net Assets Consist of:
Capital Stock	$43,279,309	$101,863,194	$34,266,646	$180,843,678
Accumulated losses	(12,222,361)	(49,518,820)	(11,303,881)	(1,123,310)
Net Assets	$31,056,948	$52,344,374	$22,962,765	$179,720,368

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$31,056,948	$52,344,374	$22,962,765	$179,720,368
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,778,420	7,002,113	3,618,504	11,634,647
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$11.18	$7.48	$6.35	$15.45

(a)	Includes loaned securities with a value of $0, $0, $0 and $16,041,490, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024

	Quantified	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income	Global
	Sectors Fund	Tactical Fund	Tactical Fund	Fund
Assets:
Investment securities:
At cost	$76,896,129	$34,636,832	$29,995,848	$6,875,191
At value (a)	$79,511,523	$37,603,095	$29,992,572	$6,974,860
Cash	—	—	—	236,898
Deposits with brokers for futures	—	—	390,611	—
Receivable:
Dividends and interest	145,864	69,019	154,365	22,952
Fund shares sold	493	8,430	23,585	36,346
Unrealized appreciation on swaps	2,248,367	1,530,443	—	—
Prepaid expenses and other assets	4,318	16,530	8,788	28,147
Total Assets	81,910,565	39,227,517	30,569,921	7,299,203

Liabilities:
Due to broker for swaps	—	1,520,000	—	—
Payables:
Collateral on securities loaned	16,831,854	—	—	—
Fund shares redeemed	120,571	3,016	2,705,319	37
Investment advisory fees	51,940	30,432	22,503	4,105
Payable to related parties	10,787	—	—	—
Distribution (12b-1) fees	12,985	7,608	5,626	1,026
Shareholder service fees - Investor Class	7,791	4,565	3,376	616
Securities purchased	—	—	91,788	—
Unrealized depreciation on swaps	—	44,678	—	—
Unrealized depreciation on futures	—	—	60,121	—
Total Liabilities	17,035,928	1,610,299	2,888,733	5,784

Net Assets	$64,874,637	$37,617,218	$27,681,188	$7,293,419

Net Assets Consist of:
Capital Stock	$101,059,015	$41,430,761	$42,641,315	$7,072,630
Accumulated earnings (losses)	(36,184,378)	(3,813,543)	(14,960,127)	220,789
Net Assets	$64,874,637	$37,617,218	$27,681,188	$7,293,419

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$64,874,637	$37,617,218	$27,681,188	$7,293,419
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	9,316,491	4,239,788	3,984,663	676,456
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$6.96	$8.87	$6.95	$10.78

(a)	Includes loaned securities with a value of $16,473,130, $0, $0, and $0 , respectively.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund

Investment Income
Dividends	$4,483,602	$2,401,909	$238,275	$1,392
Interest	2,080,978	2,478,010	98,724	7,129,288
Securities lending, net	599,266	91,549	20,804	690
Total Investment Income	7,163,846	4,971,468	357,803	7,131,370

Expenses
Investment advisory fees	1,097,534	1,442,767	104,300	1,827,341
Operating services fees	270,600	350,311	33,890	336,077
Distribution (12b-1) fees
Investor Class	365,804	480,495	34,583	456,052
Advisor Class	161	1,709	734	3,135
Shareholder services fees - Investor Class	219,483	288,297	20,750	295,465
Interest expense on line of credit	16,722	—	5,675	—
Miscellaneous expenses	9,000	9,000	9,000	9,000
Total Operating Expenses	1,979,304	2,572,579	208,932	2,927,070
Less: Expenses waived by the Advisor	—	—	(9,000)	—
Net Expenses	1,979,304	2,572,579	199,932	2,927,070
Net Operating Expenses	1,979,304	2,572,579	199,932	2,927,070

Net Investment Income	5,184,542	2,398,889	157,871	4,204,300

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	2,810,245	14,565,444	30,922	35,832
Futures	(6,901,860)	—	(275,548)	62,669,380
Swaps	—	14,385,592	—	—
Capital gain distributions from underlying investment companies	—	—	4,254	—
	(4,091,615)	28,951,036	(240,372)	62,705,212
Net change in unrealized appreciation (depreciation) on:
Investments	569,310	(3,078,832)	192,953	1,358,464
Futures	(4,884)	—	(38,920)	(7,491,126)
Swaps	—	(772,917)	—	—
	564,426	(3,851,749)	154,033	(6,132,662)
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(3,527,189)	25,099,287	(86,339)	56,572,550

Net Increase in Net Assets Resulting From Operations	$1,657,353	$27,498,176	$71,532	$60,776,850

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2024

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Investment Income
Dividends	$1,284	$2,682	$4,945	$2,071,317
Interest	1,770,374	2,343,551	1,341,181	569,712
Securities lending, net	23	3,952	97	23,354
Total Investment Income	1,771,681	2,350,185	1,346,223	2,664,383

Expenses
Investment advisory fees	358,646	725,427	287,327	1,397,969
Distribution (12b-1) fees - Investor Class	89,661	181,357	71,832	349,492
Operating services fees	74,916	140,775	62,292	248,581
Shareholder services fees - Investor Class	53,797	108,814	43,099	209,695
Custody overdraft fees	—	5,814	—	77,691
Interest expense on line of credit	—	—	—	94,128
Miscellaneous expenses	9,000	9,000	9,000	9,000
Total Operating Expenses	586,020	1,171,187	473,550	2,386,556
Less: Expenses waived by the Advisor	(9,000)	—	—	—
Net Expenses	577,020	1,171,187	473,550	2,386,556
Net Operating Expenses	577,020	1,171,187	473,550	2,386,556

Net Investment Income	1,194,661	1,178,998	872,673	277,827

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	18,084	(1,016)	56,716	21,255,226
Futures	(991,865)	(6,463,746)	651,507	—
Swaps	—	(169,645)	(481,960)	—
	(973,781)	(6,634,407)	226,263	21,255,226
Net change in unrealized appreciation (depreciation) on:
Investments	36,809	1,307,530	34,099	(3,353,028)
Futures	408,318	(178,212)	(537,779)	—
Swaps	—	(23,806)	513,218	—
	445,127	1,105,512	9,538	(3,353,028)
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(528,654)	(5,528,895)	235,801	17,902,198

Net Increase (Decrease) in Net Assets Resulting From Operations	$666,007	$(4,349,897)	$1,108,474	$18,180,025

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year or Period Ended June 30, 2024

	Quantified	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income	Global
	Sectors Fund	Tactical Fund	Tactical Fund	Fund*

Investment Income
Dividends (net of foreign withholding tax of $0, $0, $0 and $17,590)	$724,477	$524,793	$2,685	$162,883
Interest	912,127	315,579	1,296,138	20,073
Securities lending, net	35,316	—	—	—
Total Investment Income	1,671,920	840,372	1,298,823	182,956

Expenses
Investment advisory fees	725,035	347,367	260,793	48,868
Distribution (12b-1) fees - Investor Class	181,259	86,842	65,198	12,216
Operating services fees	141,110	70,664	57,773	9,417
Shareholder services fees - Investor Class	108,755	52,105	39,119	7,330
Custody overdraft fees	—	2,923	—	6,882
Miscellaneous expenses	9,000	9,000	9,000	5,262
Total Operating Expenses	1,165,159	568,901	431,883	89,975
Less: Expenses waived by the Advisor	—	(9,000)	(9,000)	(5,262)
Net Expenses	1,165,159	559,901	422,883	84,713
Net Operating Expenses	1,165,159	559,901	422,883	84,713

Net Investment Income	506,761	280,471	875,940	98,243

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	8,462,614	2,017,226	(7,316)	606,660
Futures	—	—	(3,002,527)	—
Swaps	6,349,832	708,505	—	—
	14,812,446	2,725,731	(3,009,843)	606,660
Net change in unrealized appreciation (depreciation) on:
Investments	(5,177,763)	1,816,588	38,068	99,669
Futures	—	—	(83,484)	—
Swaps	(2,839,759)	1,053,407	—	—
	(8,017,522)	2,869,995	(45,416)	99,669
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	6,794,924	5,595,726	(3,055,259)	706,329

Net Increse (Decrease) in Net Assets Resulting From Operations	$7,301,685	$5,876,197	$(2,179,319)	$804,572

*	Fund commenced operations on November 29, 2023.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$5,184,542	$4,356,381
Net realized loss from investments and futures	(4,091,615)	(11,735,286)
Net change in unrealized appreciation on investments and futures	564,426	927,950
Net Increase (Decrease) in Net Assets Resulting From Operations	1,657,353	(6,450,955)

Distributions to Shareholders from:
Investor Class	(5,579,407)	(951,437)
Advisor Class	(262)	—
Total Distributions to Shareholders	(5,579,669)	(951,437)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	566,469,873	697,460,323
Advisor Class	575	6,885
Net asset value of shares issued in reinvestment of distributions
Investor Class	5,572,709	950,867
Advisor Class	262	—
Payments for shares redeemed
Investor Class	(598,574,688)	(765,786,001)
Advisor Class	(14,851)	(45)
Total Decrease in Net Assets From Shares of Beneficial Interest	(26,546,120)	(67,367,971)

Total Decrease in Net Assets	(30,468,436)	(74,770,363)

Net Assets:
Beginning of Year	133,445,480	208,215,843
End of Year	$102,977,044	$133,445,480

Share Activity
Investor Class:
Shares Sold	68,730,706	82,938,445
Shares issued in reinvestments of Distributions	687,141	114,150
Shares Redeemed	(72,726,311)	(91,066,805)
Net Decrease in Shares of Beneficial Interest Outstanding	(3,308,464)	(8,014,210)

Advisor Class:
Shares Sold	68	807
Shares issued in reinvestments of Distributions	32	—
Shares Redeemed	(1,784)	(5)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,684)	802

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$2,398,889	$1,874,578	$157,871	$278,583
Net realized gain (loss) from investments, futures and Swaps	28,951,036	923,708	(240,372)	(1,387,118)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(3,851,749)	16,378,943	154,033	369,893
Net Increase (Decrease) in Net Assets Resulting From Operations	27,498,176	19,177,229	71,532	(738,642)

Distributions to Shareholders from:
Investor Class	(4,601,537)	—	(147,554)	(230,177)
Advisor Class	(2,644)	—	(1,832)	(588)
Total Distributions to Shareholders	(4,604,181)	—	(149,386)	(230,765)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	348,776,225	390,657,527	52,206,249	61,204,277
Advisor Class	20,546	7,115	7,421	4,778
Net asset value of shares issued in reinvestment of distributions
Investor Class	4,588,996	—	147,553	230,145
Advisor Class	2,644	—	1,832	588
Payments for shares redeemed
Investor Class	(371,899,420)	(464,048,828)	(32,047,290)	(64,378,963)
Advisor Class	(43,733)	(8,198)	(17,084)	(1,849)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(18,554,742)	(73,392,384)	20,298,681	(2,941,024)

Total Increase (Decrease) in Net Assets	4,339,253	(54,215,155)	20,220,827	(3,910,431)

Net Assets:
Beginning of Year	180,132,313	234,347,468	6,617,569	10,528,000
End of Year	$184,471,566	$180,132,313	$26,838,396	$6,617,569

Share Activity
Investor Class:
Shares Sold	34,309,741	42,620,139	5,619,021	6,533,386
Shares issued in reinvestments of Distributions	445,967	—	16,635	25,543
Shares Redeemed	(36,232,519)	(50,490,563)	(3,528,036)	(6,947,036)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,476,811)	(7,870,424)	2,107,620	(388,107)

Advisor Class:
Shares Sold	2,151	768	824	544
Shares issued in reinvestments of Distributions	262	—	208	66
Shares Redeemed	(4,077)	(911)	(1,876)	(205)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,664)	(143)	(844)	405

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$4,204,300	$998,811	$1,194,661	$677,536
Net realized gain (loss) from investments and futures	62,705,212	14,845,061	(973,781)	6,953,956
Net change in unrealized appreciation (depreciation) on investments and futures	(6,132,662)	7,829,340	445,127	(213,608)
Net Increase in Net Assets Resulting From Operations	60,776,850	23,673,212	666,007	7,417,884

Distributions to Shareholders from:
Investor Class	(1,889,603)	—	(1,090,186)	(33,274)
Advisor Class	(1,228)	—	—	—
Total Distributions to Shareholders	(1,890,831)	—	(1,090,186)	(33,274)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	317,525,341	363,192,731	53,477,918	85,543,684
Advisor Class	248,359	18,721	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,831,593	—	1,088,810	33,184
Advisor Class	1,003	—	—	—
Payments for shares redeemed
Investor Class	(339,399,213)	(316,626,062)	(84,486,585)	(49,850,794)
Advisor Class	(146,541)	(112,867)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(19,939,458)	46,472,523	(29,919,857)	35,726,074

Total Increase (Decrease) in Net Assets	38,946,561	70,145,735	(30,344,036)	43,110,684

Net Assets:
Beginning of Year	211,006,612	140,860,877	61,400,984	18,290,300
End of Year	$249,953,173	$211,006,612	$31,056,948	$61,400,984

Share Activity
Investor Class:
Shares Sold	21,935,465	35,371,821	4,903,600	7,856,690
Shares issued in reinvestments of Distributions	125,969	—	108,555	3,635
Shares Redeemed	(24,354,955)	(31,634,677)	(7,698,858)	(4,593,153)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,293,521)	3,737,144	(2,686,703)	3,267,172

Share Activity
Advisor Class:
Shares Sold	17,933	2,094	—	—
Shares issued in reinvestments of Distributions	73	—	—	—
Shares Redeemed	(10,725)	(11,280)	—	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	7,281	(9,186)	—	—

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund (Consolidated)
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$1,178,998	$839,623	$872,673	$1,170,824
Net realized gain (loss) from investments, futures and swaps	(6,634,407)	(19,284,099)	226,263	(3,051,175)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	1,105,512	(47,311)	9,538	(853,536)
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,349,897)	(18,491,787)	1,108,474	(2,733,887)

Distributions to Shareholders from:
Investor Class	(46,531)	—	(2,819,019)	(37,720)
Total Distributions to Shareholders	(46,531)	—	(2,819,019)	(37,720)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	131,063,263	258,294,218	127,122,320	310,516,288
Net asset value of shares issued in reinvestment of distributions:
Investor Class	46,474	—	2,816,778	37,714
Payments for shares redeemed
Investor Class	(187,684,404)	(279,349,778)	(154,559,645)	(400,431,534)
Total Decrease in Net Assets From Shares of Beneficial Interest	(56,574,667)	(21,055,560)	(24,620,547)	(89,877,532)

Total Decrease in Net Assets	(60,971,095)	(39,547,347)	(26,331,092)	(92,649,139)

Net Assets:
Beginning of Year	113,315,469	152,862,816	49,293,857	141,942,996
End of Year	$52,344,374	$113,315,469	$22,962,765	$49,293,857

Share Activity
Investor Class:
Shares Sold	17,016,144	30,663,856	18,683,251	40,621,949
Shares issued in reinvestments of Distributions	6,205	—	483,982	5,202
Shares Redeemed	(24,351,312)	(33,078,446)	(22,162,957)	(51,821,391)
Net Decrease in Shares of Beneficial Interest Outstanding	(7,328,963)	(2,414,590)	(2,995,724)	(11,194,240)

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$277,827	$321,882	$506,761	$561,443
Net realized gain (loss) from investments and swaps	21,255,226	(12,073,142)	14,812,446	(8,277,477)
Net change in unrealized appreciation (Depreciation) on investments, and swaps	(3,353,028)	7,111,681	(8,017,522)	13,572,317
Net Increase (Decrease) in Net Assets Resulting From Operations	18,180,025	(4,639,579)	7,301,685	5,856,283

Distributions to Shareholders from:
Investor Class	(306,845)	—	(4,254,456)	(310,692)
Total Distributions to Shareholders	(306,845)	—	(4,254,456)	(310,692)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	701,276,523	708,861,991	105,009,299	200,338,347
Net asset value of shares issued in reinvestment of distributions:
Investor Class	306,260	—	4,250,691	310,392
Payments for shares redeemed
Investor Class	(640,727,335)	(646,750,226)	(117,384,196)	(211,473,006)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	60,855,448	62,111,765	(8,124,206)	(10,824,267)

Total Increase (Decrease) in Net Assets	78,728,628	57,472,186	(5,076,977)	(5,278,676)

Net Assets:
Beginning of Year	100,991,740	43,519,554	69,951,614	75,230,290
End of Year	$179,720,368	$100,991,740	$64,874,637	$69,951,614

Share Activity
Investor Class:
Shares Sold	49,974,310	54,995,527	16,276,365	34,023,504
Shares issued in reinvestments of Distributions	21,342	—	677,941	53,149
Shares Redeemed	(46,068,427)	(50,657,633)	(18,100,277)	(36,468,200)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	3,927,225	4,337,894	(1,145,971)	(2,391,547)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$280,471	$157,714	$875,940	$603,641
Net realized gain (loss) from investments, futures and swaps	2,725,731	(4,826,110)	(3,009,843)	(7,253,359)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	2,869,995	2,503,392	(45,416)	(211,462)
Net Increase (Decrease) in Net Assets Resulting From Operations	5,876,197	(2,165,004)	(2,179,319)	(6,861,180)

Distributions to Shareholders from:
Investor Class	(284,803)	(668,445)	(813,095)	—
Total Distributions to Shareholders	(284,803)	(668,445)	(813,095)	—

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	52,776,157	76,377,941	96,361,138	224,902,030
Net asset value of shares issued in reinvestment of distributions:
Investor Class	284,025	667,048	812,129	—
Payments for shares redeemed
Investor Class	(51,480,721)	(71,182,686)	(109,695,101)	(241,033,264)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	1,579,461	5,862,303	(12,521,834)	(16,131,234)

Total Increase (Decrease) in Net Assets	7,170,855	3,028,854	(15,514,248)	(22,992,414)

Net Assets:
Beginning of Year	30,446,363	27,417,509	43,195,436	66,187,850
End of Year	$37,617,218	$30,446,363	$27,681,188	$43,195,436

Share Activity
Investor Class:
Shares Sold	6,619,084	9,805,190	13,138,962	25,806,082
Shares issued in reinvestments of Distributions	34,469	90,631	116,853	—
Shares Redeemed	(6,342,428)	(9,161,470)	(14,616,830)	(27,458,754)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	311,125	734,351	(1,361,015)	(1,652,672)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Quantified Global Fund
Period Ended
December 31, 2023*
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$98,243
Net realized gain from investments	606,660
Net change in unrealized appreciation on investments	99,669
Net Increase in Net Assets Resulting From Operations	804,572

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	30,929,424
Payments for shares redeemed
Investor Class	(24,440,577)
Total Increase in Net Assets From Shares of Beneficial Interest	6,488,847

Total Increase in Net Assets	7,293,419

Net Assets:
Beginning of Period	—
End of Period	$7,293,419

Share Activity
Investor Class:
Shares Sold	3,013,309
Shares Redeemed	(2,336,853)
Net Increase in Shares of Beneficial Interest Outstanding	676,456

*	Fund commenced operations on November 29, 2023.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.30	$8.65	$8.79	$9.04	$9.75
Activity from investment operations:
Net investment income (loss) (1)	0.29	0.23	0.08	0.06	0.15
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.15)	(0.54)	(0.16)	(0.23)	(0.64)
Total from investment operations	0.14	(0.31)	(0.08)	(0.17)	(0.49)
Distributions to Shareholders:
Net investment income	(0.37)	(0.04)	(0.06)	(0.08)	(0.16)
Net realized gains	—	—	—	—	(0.06)
Total distributions	(0.37)	(0.04)	(0.06)	(0.08)	(0.22)
Net asset value, end of year	$8.07	$8.30	$8.65	$8.79	$9.04
Total return (2)	1.62%	(3.53)%	(0.90)%	(1.92)%	(5.19)%
Net assets, end of year (in 000s)	$102,968	$133,422	$208,199	$124,443	$72,543
Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.35%	1.33%	1.31%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets (3,4)	3.55%	2.68%	0.88%	0.70%	1.59%
Portfolio turnover rate	718%	802%	820%	619%	794%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.35	$8.70	$8.83	$9.07	$9.70
Activity from investment operations:
Net investment income (loss) (1)	0.24	0.19	0.04	(0.02)	0.09
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.16)	(0.54)	(0.17)	(0.22)	(0.64)
Total from investment operations	0.08	(0.35)	(0.13)	(0.24)	(0.55)
Distributions to Shareholders:
Net investment income	(0.21)	—	—	—	(0.02)
Net realized gains	—	—	—	—	(0.06)
Total distributions	(0.21)	—		—	(0.08)
Net asset value, end of year	$8.22	$8.35	$8.70	$8.83	$9.07
Total return (2)	0.99%	(4.02)%	(1.47)%	(2.65)%	(5.76)%
Net assets, end of year (in 000s)	$9	$23	$17	$27	$523
Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.94%	1.93%	1.91%	2.02%	2.03%
Ratio of net investment income (loss) to average net assets (3,4)	2.92%	2.21%	0.44%	(0.25)%	0.96%
Portfolio turnover rate	718%	802%	820%	619%	794%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.11	$9.12	$16.20	$11.02	$9.38
Activity from investment operations:
Net investment income (loss) (1)	0.13	0.08	(0.01)	(0.01)	0.00 (2)
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	1.25	0.91	(3.88)	6.46	1.64
Total from investment operations	1.38	0.99	(3.89)	6.45	1.64
Distributions to Shareholders:
Net investment income	(0.20)	—	(0.19)	(0.03)	—
Net realized gains	—	—	(3.00)	(1.24)	—
Total distributions	(0.20)	—	(3.19)	(1.27)	—
Net asset value, end of year	$11.29	$10.11	$9.12	$16.20	$11.02
Total return (3)	13.88%	10.86%	(28.64)%	60.94%	17.48%
Net assets, end of year (in 000s)	$184,306	$179,967	$234,197	$360,780	$139,415
Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.34%	1.32%	1.30%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets (4,5)	1.25%	0.83%	(0.08)%	(0.07)%	(0.05)%
Portfolio turnover rate	1289%	1592%	1058%	568%	727%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.90	$8.98	$15.92	$10.87	$9.30
Activity from investment operations:
Net investment income (loss) (1)	0.05	0.02	(0.08)	(0.19)	(0.06)
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	1.24	0.90	(3.83)	6.48	1.63
Total from investment operations	1.29	0.92	(3.91)	6.29	1.57
Distributions to Shareholders:
Net investment income	(0.15)	—	(0.03)	—	—
Net realized gains	—	—	(3.00)	(1.24)	—
Total distributions	(0.15)	—	(3.03)	(1.24)	—
Net asset value, end of year	$11.04	$9.90	$8.98	$15.92	$10.87
Total return (2)	13.14%	10.25%	(29.09)%	60.23%	16.88%
Net assets, end of year (in 000s)	$166	$165	$151	$189	$649
Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.94%	1.93%	1.90%	2.00%	2.03%
Ratio of net investment income (loss) to average net assets (3,4)	0.53%	0.23%	(0.67)%	(1.48)%	(0.65)%
Portfolio turnover rate	1289%	1592%	1058%	568%	727%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.17	$9.49	$10.92	$8.62	$9.48
Activity from investment operations:
Net investment income (loss) (1)	0.11	0.22	0.18	(0.04)	0.07
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.53 (5)	(0.39)	(0.34)	2.34	(0.79)
Total from investment operations	0.64	(0.17)	(0.16)	2.30	(0.72)
Distributions to Shareholders:
Net investment income	(0.32)	(0.15)	(0.16)	—	(0.14)
Net realized gains	—	—	(1.11)	—	—
Total distributions	(0.32)	(0.15)	(1.27)	—	(0.14)
Net asset value, end of year	$9.49	$9.17	$9.49	$10.92	$8.62
Total return (2)	7.17%	(1.71)%	(1.99)%	26.68%	(7.76)%
Net assets, end of year (in 000s)	$26,773	$6,546	$10,458	$8,627	$7,533
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.50%	1.57%	1.33%	1.56%	1.46%
Ratio of net expenses to average net assets (3)	1.43%	1.49%	1.33%	1.56%	1.46%
Ratio of net investment income (loss) to average net assets (3,4)	1.13%	2.39%	1.77%	(0.43)%	0.74%
Portfolio turnover rate	571%	971%	1321%	1031%	570%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.03	$9.32	$10.72	$8.51	$9.35
Activity from investment operations:
Net investment income (loss) (1)	0.15	0.15	0.16	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.42 (5)	(0.36)	(0.37)	2.26	(0.71)
Total from investment operations	0.57	(0.21)	(0.21)	2.21	(0.76)
Distributions to Shareholders:
Net investment income	(0.23)	(0.08)	(0.08)	—	(0.08)
Net realized gains	—	—	(1.11)	—	—
Total distributions	(0.23)	(0.08)	(1.19)	—	(0.08)
Net asset value, end of year	$9.37	$9.03	$9.32	$10.72	$8.51
Total return (2)	6.54%	(2.24)%	(2.45)%	25.97%	(8.26)%
Net assets, end of year (in 000s)	$66	$71	$70	$82	$62
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	2.16%	2.19%	1.94%	2.24%	2.14%
Ratio of net expenses to average net assets (3)	2.10%	2.11%	1.94%	2.24%	2.14%
Ratio of net investment income (loss) to average net assets (3,4)	1.66%	1.68%	1.58%	(0.49)%	(0.57)%
Portfolio turnover rate	571%	971%	1321%	1031%	570%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	Year Ended June 30,
	2024	2023	2022		2021	2020
Net asset value, beginning of year	$13.23	$11.52	$17.12		$13.64	$9.51
Activity from investment operations:
Net investment income (loss) (1)	0.33	0.08	(0.19)		(0.19)	0.01
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	4.88	1.63	(1.74)		6.95	4.18
Total from investment operations	5.21	1.71	(1.93)		6.76	4.19
Distributions to Shareholders:
Net investment income	(0.15)	—	—		0.00 (2)	(0.06)
Net realized gains	—	—	(3.67)		(3.28)	—
Total distributions	(0.15)	—	(3.67)		(3.28)	(0.06)
Net asset value, end of year	$18.29	$13.23	$11.52		$17.12	$13.64
Total return (3)	39.67%	14.84%	(18.23	)% (6)	51.86%	44.17%
Net assets, end of year (in 000s)	$249,510	$210,778	$140,559		$177,970	$70,861
Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.60%	1.58%	1.55%		1.66%	1.68%
Ratio of net investment income (loss) to average net assets (4,5)	2.30%	0.74%	(1.18)%		(1.16)%	0.05%
Portfolio turnover rate	38%	102%	168%		238%	91%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Advisor Class
	Year Ended June 30,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$12.53	$10.98		$16.55	$13.34	$9.31
Activity from investment operations:
Net investment income (loss) (1)	0.24	0.01		(0.28)	(0.28)	(0.07)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	4.61	1.54		(1.62)	6.77	4.10
Total from investment operations	4.85	1.55		(1.90)	6.49	4.03
Distributions to Shareholders:
Net investment income	(0.06)	—		—	—	—
Net realized gains	—	—		(3.67)	(3.28)	—
Total distributions	(0.06)	—		(3.67)	(3.28)	—
Net asset value, end of year	$17.32	$12.53		$10.98	$16.55	$13.34
Total return (2)	38.84%	14.12	% (5)	(18.72)%	50.87%	43.29%
Net assets, end of year (in 000s)	$443	$229		$302	$566	$456
Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	2.20%	2.18%		2.15%	2.27%	2.28%
Ratio of net investment income (loss) to average net assets (3,4)	1.73%	0.10%		(1.79)%	(1.74)%	(0.65)%
Portfolio turnover rate	38%	102%		168%	238%	91%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
					Period Ended
	Year Ended June 30,				June 30,
	2024	2023	2022	2021	2020 (1)
Net asset value, beginning of year or period	$11.24	$8.32	$13.42	$10.49	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.37	0.21	(0.13)	(0.13)	(0.00	) (6)
Net realized and unrealized gain (loss) on investments and futures	(0.03)	2.72	(1.94)	3.08	0.90
Total from investment operations	0.34	2.93	(2.07)	2.95	0.90
Distributions to Shareholders:
Net investment income	(0.40)	(0.01)	—	—	(0.02)
Net realized gains	—	—	(3.03)	(0.02)	(0.39)
Total distributions	(0.40)	(0.01)	(3.03)	(0.02)	(0.41)
Net asset value, end of year or period	$11.18	$11.24	$8.32	$13.42	$10.49
Total return (3)	3.45%	35.28%	(21.49)%	28.21%	8.90	% (7)
Net assets, end of year or period (in 000s)	$31,057	$61,401	$18,290	$70,953	$20,138
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.64%	1.62%	1.55%	1.67%	1.69	% (8)
Ratio of net expenses to average net assets (4)	1.61%	1.59%	1.55%	1.67%	1.69	% (8)
Ratio of net investment income (loss) to average net assets (4,5)	3.33%	2.17%	(1.17)%	(1.12)%	(0.01	)% (8)
Portfolio turnover rate	135%	314%	495%	226%	244	% (7)

(1)	The Fund commenced operations on August 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents less than $0.01 per share.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
						Period Ended
	Year Ended June 30,					June 30,
	2024	2023	2022	2021		2020 (1)
Net asset value, beginning of year or period	$7.91	$9.13	$9.99	$10.95		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.12	0.06	(0.12)	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.54)	(1.28)	(0.74)	(0.59)		1.18
Total from investment operations	(0.42)	(1.22)	(0.86)	(0.73)		1.16
Distributions to Shareholders:
Net investment income	(0.01)	—	—	—		(0.03)
Net realized gains	—	—	—	(0.23)		(0.18)
Return of capital	—	—	—	(0.00	) (8)	—
Total distributions	(0.01)	—	—	(0.23)		(0.21)
Net asset value, end of year or period	$7.48	$7.91	$9.13	$9.99		$10.95
Total return (3)	(5.36)%	(13.36)%	(8.61)%	(6.83)%		11.84	% (4)
Net assets, end of year or period (in 000s)	$52,344	$113,315	$152,863	$172,596		$86,168
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.61%	1.58%	1.56%	1.66%		1.67	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	1.63%	0.72%	(1.20)%	(1.31)%		(0.23	)% (5)
Portfolio turnover rate	14%	85%	121%	121%		177	% (4)

(1)	The Fund commenced operations on September 13, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
					Period Ended
	Year Ended June 30,				June 30,
	2024	2023	2022	2021	2020 (1)
Net asset value, beginning of year or period	$7.45	$7.97	$9.87	$8.90	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.21	0.12	(0.12)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments, futures and swaps	0.12	(0.63)	(0.50)	1.32	(1.05)
Total from investment operations	0.33	(0.51)	(0.62)	1.19	(1.09)
Distributions to Shareholders:
Net investment income	(1.43)	(0.01)	—	(0.22)	(0.01)
Net realized gains	—	—	(1.28)	—	(0.00	) (8)
Total distributions	(1.43)	(0.01)	(1.28)	(0.22)	(0.01)
Net asset value, end of year or period	$6.35	$7.45	$7.97	$9.87	$8.90
Total return (3)	6.18%	(6.46)%	(8.32)%	13.50%	(10.87	)% (4)
Net assets, end of year or period (in 000s)	$22,963	$49,294	$141,943	$58,744	$25,442
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.65%	1.59%	1.56%	1.66%	1.68	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	3.04%	1.56%	(1.26)%	(1.37)%	(0.53	)% (5)
Portfolio turnover rate	329%	635%	514%	594%	437	% (4)

(1)	The Fund commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
						Period Ended
	Year Ended June 30,					June 30,
	2024	2023	2022		2021	2020 (1)
Net asset value, beginning of year or period	$13.10	$12.92	$12.81		$9.37	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04	0.05	0.04		(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	2.34	0.13 (9)	0.84		3.73	(0.62)
Total from investment operations	2.38	0.18	0.88		3.63	(0.63)
Distributions to Shareholders:
Net investment income	(0.03)	—	—		—	—
Net realized gains	—	—	(0.77)		(0.19)	—
Total distributions	(0.03)	—	(0.77)		(0.19)	—
Net asset value, end of year or period	$15.45	$13.10	$12.92		$12.81	$9.37
Total return (3)	18.19%	1.39%	6.35	% (6)	38.99%	(6.30	)% (4)
Net assets, end of year or period (in 000s)	$179,720	$100,992	$43,520		$51,981	$19,972
Ratios/Supplemental Data:
Ratio of expenses to average net assets (7)	1.71%	1.77%	1.68%		1.78%	1.74	% (5)
Ratio of net investment income (loss) to average net assets (7,8)	0.25%	0.39%	0.31%		(0.86)%	(0.12	)% (5)
Portfolio turnover rate	860%	1063%	1382%		1001%	484	% (4)

(1)	The Fund commenced operations on December 27, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
				Period Ended
	Year Ended June 30,			June 30,
	2024	2023	2022	2021 (1)
Net asset value, beginning of year or period	$6.69	$5.85	$10.56	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.05	0.03	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.61	0.82	(4.41)	0.58
Total from investment operations	0.66	0.85	(4.46)	0.56
Distributions to Shareholders:
Net investment income	(0.39)	(0.01)	—	—
Net realized gains	—	—	(0.25)	—
Total distributions	(0.39)	(0.01)	(0.25)	—
Net asset value, end of year or period	$6.96	$6.69	$5.85	$10.56
Total return (3)	10.58%	14.58%	(42.89)%	5.60	% (4)
Net assets, end of year or period (in 000s)	$64,875	$69,952	$75,230	$54,251
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.61%	1.58%	1.56%	1.62% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.70%	0.54%	(0.70)%	(0.66)% (5)
Portfolio turnover rate	1130%	1223%	1392%	205% (4)

(1)	The Fund commenced operations on March 4, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Year Ended June 30,			Period Ended June 30,
	2024	2023	2022	2021 (1)
Net asset value, beginning of year or period	$7.75	$8.58	$10.24	$10.00
Activity from investment operations:
Net investment income (2)	0.07	0.04	0.01	0.00	(6)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	1.10	(0.67)	(1.62)	0.24
Total from investment operations	1.17	(0.63)	(1.61)	0.24
Distributions to Shareholders:
Net investment income	(0.05)	—	(0.05)	—
Net realized gains	—	(0.20)	—	—
Total distributions	(0.05)	(0.20)	(0.05)	—
Net asset value, end of year or period	$8.87	$7.75	$8.58	$10.24
Total return (3)	15.19%	(7.28)%	(15.80)%	2.40	% (4)
Net assets, end of year or period (in 000s)	$37,617	$30,446	$27,418	$21,578
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.64%	1.65%	1.59%	1.58	% (5)
Ratio of net expenses to average net assets (7)	1.61%	1.62%	1.59%	1.58	% (5)
Ratio of net investment income to average net assets (7,8)	0.81%	0.51%	0.11%	0.11	% (5)
Portfolio turnover rate	173%	469%	288%	0	% (4)

(1)	The Fund commenced operations on April 14, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents less than $0.01 per share.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Year Ended June 30,			Period Ended June 30,
	2024	2023	2022	2021 (1)
Net asset value, beginning of year or period	$8.08	$9.46	$10.09	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.25	0.13	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.98)	(1.51)	(0.37)	0.12
Total from investment operations	(0.73)	(1.38)	(0.49)	0.09
Distributions to Shareholders:
Net investment income	(0.40)	—	—	—
Net realized gains	—	—	(0.14)	—
Total distributions	(0.40)	—	(0.14)	—
Net asset value, end of year or period	$6.95	$8.08	$9.46	$10.09
Total return (3)	(9.02)%	(14.59)%	(5.05)%	0.90	% (4)
Net assets, end of year or period (in 000s)	$27,681	$43,195	$66,188	$6,947
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.65%	1.61%	1.56%	1.63	% (5)
Ratio of net expenses to average net assets (6)	1.62%	1.59%	1.56%	1.63	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	3.36%	1.49%	(1.15)%	(1.28	)% (5)
Portfolio turnover rate	86%	593%	766%	98	% (4)

(1)	The Fund commenced operations on April 15, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Global Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended
	June 30,
	2024 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income(2)	0.12
Net realized and unrealized gain on investments	0.66
Total from investment operations	0.78
Net asset value, end of period	$10.78
Total return (3)	7.80	% (4)
Net assets, end of period (in 000s)	$7,293
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.84	% (5)
Ratio of net expenses to average net assets (6)	1.73	% (5)
Ratio of net investment income to average net assets (6,7)	2.01	% (5)
Portfolio turnover rate	524	% (4)

(1)	The Fund commenced operations on November 29, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2024

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Common Ground Fund, Quantified Tactical Sectors Fund and Quantified Global Fund, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund currently offer Investor Class shares, which are offered at NAV. The Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Global Fund are “fund of funds”, in that these Funds will generally invest in other investment companies.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	N/A	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk
Quantified Global Fund	November 29, 2023	N/A	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of exchange traded funds and open-end funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per unit without further adjustment, as a practical expedient of fair value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$10,418,983	$—	$—	$10,418,983
Exchange-Traded Funds	88,013,876	—	—	88,013,876
Short-Term Investments	4,467,641	—	—	4,467,641 **
Collateral For Securities Loaned	—	—	—	30,279,740
Total Investments	$102,900,500	$—	$—	$133,180,240
Total Assets	$102,900,500	$—	$—	$133,180,240
Liabilities
Derivatives
Futures Contracts	$(144,531)	$—	$—	$(144,531)
Total Liabilities	$(144,531)	$—	$—	$(144,531)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$153,242,143	$—	$—	$153,242,143
Short-Term Investments	27,127,305	—	—	27,127,305
Collateral For Securities Loaned	—	—	—	19,251,976 **
Total Investments	$180,369,448	$—	$—	$199,621,424
Derivatives
Total Return Swaps	$—	$4,399,606	$—	$4,399,606
Total Assets	$180,369,448	$4,399,606	$—	$204,021,030
Liabilities
Derivatives
Total Return Swaps	$—	$(331,526)	$—	$(331,526)
Total Liabilities	$—	$(331,526)	$—	$(331,526)

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$15,067,948	$—	$—	$15,067,948
Open-End Mutual Funds	7,773,230	—	—	7,773,230
Short-Term Investments	3,804,492	—	—	3,804,492 **
Collateral For Securities Loaned	—	—	—	3,550,302
Total Investments	$26,645,670	$—	$—	$30,195,972

Derivatives
Futures Contracts	$2,069	$—	$—	$2,069
Total Assets	$26,647,739	$—	$—	$30,198,041
Liabilities
Derivatives
Futures Contracts	$(26,124)	$—	$—	$(26,124)
Total Liabilities	$(26,124)	$—	$—	$(26,124)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$383,288	$—	$—	$383,288
Corporate Bonds *	—	2,995,256	—	2,995,256
U.S. Government & Agencies	—	1,996,040	—	1,996,040
Certificate of Deposit *	—	11,945,422	—	11,945,422
Short-Term Investments	209,409,099	—	—	209,409,099
Total Investments	$209,792,387	$16,936,718	$—	$226,729,105
Derivatives
Futures Contracts	$1,448,262	$—	$—	$1,448,262
Total Assets	$211,240,649	$16,936,718	$—	$228,177,367

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$244,899	$—	$—	$244,899
Corporate Bonds *	—	1,000,314	—	1,000,314
U.S. Government & Agencies	—	1,997,783	—	1,997,783
Certificate of Deposit *	—	998,891	—	998,891
Short-Term Investments	23,970,088	—	—	23,970,088
Total Investments	$24,214,987	$3,996,988	$—	$28,211,975
Total Assets	$24,214,987	$3,996,988	$—	$28,211,975
Liabilities
Derivatives
Futures Contracts	$(96,709)	$—	$—	$(96,709)
Total Liabilities	$(96,709)	$—	$—	$(96,709)

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$55,068	$—	$—	$55,068
Corporate Bonds*	—	2,995,256	—	2,995,256
U.S. Government & Agencies	—	1,996,040	—	1,996,040
Certificate of Deposit *	—	10,952,909	—	10,952,909
Short-Term Investments	37,362,367	—	—	37,362,367
Total Investments	$37,417,435	$15,944,205	$—	$53,361,640
Total Assets	$37,417,435	$15,944,205	$—	$53,361,640
Liabilities
Derivatives
Futures Contracts	$(112,931)	$—	$—	$(112,931)
Total Return Swaps	—	(23,806)	—	(23,806)
Total Liabilities	$(112,931)	$(23,806)	$—	$(136,737)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$531,827	$—	$—	$531,827
Corporate Bonds *	—	1,000,314	—	1,000,314
U.S.Government & Agencies	—	1,997,783	—	1,997,783
Certificate of Deposit *	—	998,891	—	998,891
Short-Term Investments	16,405,560	—	—	16,405,560
Total Investments	$16,937,387	$3,996,988	$—	$20,934,375
Derivatives
Futures Contracts	$32,597	$—	$—	$32,597
Total Assets	$16,969,984	$3,996,988	$—	$20,966,972
Liabilities
Derivatives
Futures Contracts	$(320,063)	$—	$—	$(320,063)
Total Return Swaps	$—	$(14,130)	$—	$(14,130)
Total Liabilities	$(320,063)	$(14,130)	$—	$(334,193)

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$151,458,837	$—	$—	$151,458,837
Short-Term Investments	26,576,935	—	—	26,576,935 **
Collateral For Securities Loaned	—	—	—	16,434,506
Total Investments	$178,035,772	$—	$—	$194,470,278

Quantified Tactical Sectors Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$52,050,687	$—	$—	$52,050,687
Short-Term Investments	10,628,982	—	—	10,628,982 **
Collateral For Securities Loaned	—	—	—	16,831,854
Total Investments	$62,679,669	$—	$—	$79,511,523
Derivatives
Total Return Swaps	$—	$2,248,367	$—	$2,248,367
Total Assets	$62,679,669	$2,248,367	$—	$81,759,890

Quantified Rising Dividend Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$32,904,789	$—	$—	$32,904,789
Short-Term Investments	4,698,306	—		4,698,306
Total Investments	$37,603,095	$—	$—	$37,603,095
Derivatives
Total Return Swaps	$—	$1,530,443	$—	$1,530,443
Total Assets	$37,603,095	$1,530,443	$—	$39,133,538
Liabilities
Derivatives
Total Return Swaps	$—	$(44,678)	$—	$(44,678)
Total Liabilities	$—	$(44,678)	$—	$(44,678)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Quantified Government Income Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	100,958	$—	$—	$100,958
Corporate Bonds *	—	1,000,314	—	1,000,314
U.S. Government & Agencies	—	1,997,783	—	1,997,783
Certificates of Deposit *	—	998,891	—	998,891
Short-Term Investments	25,894,626	—	—	25,894,626
Total Investments	$25,995,584	$3,996,988	$—	$29,992,572
Liabilities
Derivatives
Futures Contracts	$(60,121)	$—	$—	$(60,121)
Total Liabilities	$(60,121)	$—	$—	$(60,121)

Quantified Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Depository Receipts *	$3,029,420	—	$—	$3,029,420
Exchange-Traded Funds	3,768,798	—	—	3,768,798
Short-Term Investments	176,642	—	—	176,642
Total Investments	$6,974,860	$—	$—	$6,974,860

*	Refer to each of the Schedule of Investments for industry classifications.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

The Funds did not hold any Level 3 securities during the year/period ended June 30, 2024.

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund include the accounts of QEPF Fund Limited (“QEPF Ltd.”), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in QEPF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on December 30, 2019 and is an exempted Cayman Islands company with limited liability. A summary of the Fund’s investment in QEPF Ltd. is as follows:

	Inception Date	QEPF Ltd. Net Assets at	% Of Net Assets at
	of QEPF Ltd.	June 30, 2024	June 30, 2024
QEPF Ltd.	12/30/19	$2,713,049	11.8%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of June 30, 2024.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. These amounts are included with Net realized and unrealized gain/(loss) on Investments in the Statements of Operations. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a security or “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity, equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the year ended June 30, 2024, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund and Quantified Rising Dividend Tactical Fund entered into total return swaps and are subject to applicable master netting arrangements.

The following table summarizes the securities received as non-cash collateral for swap contracts:

Fund	Collateral	Market Value
Quantified Market Leaders Fund	U.S. Treasury Notes, 1.50%, 2/15/30	$3,248,964
Quantified Tactical Sectors Fund	U.S. Treasury Notes, 1.50%, 2/15/30	1,975,722

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2021 – June 30, 2023) or expected to be taken in the Funds’ June 30, 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Ltd. is an exempted Cayman Islands investment company. QEPF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

purposes, QEPF is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in Quantified Evolution Plus Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the year/period ended June 30, 2024 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$795,273,845	$767,978,971
Quantified Market Leaders Fund	1,674,706,780	1,670,573,288
Quantified Alternative Investment Fund	85,052,074	68,330,370
Quantified STF Fund	14,179,496	13,860,985
Quantified Pattern Recognition Fund	9,498,820	9,315,317
Quantified Tactical Fixed Income Fund	4,735,677	4,709,529
Quantified Evolution Plus Fund	20,276,732	20,130,894
Quantified Common Ground Fund	1,172,456,203	1,131,646,951
Quantified Tactical Sectors Fund	571,651,008	579,495,989
Quantified Rising Dividend Tactical Fund	50,102,831	47,408,418
Quantified Government Income Tactical Fund	5,067,054	5,082,214
Quantified Global Fund	48,291,961	42,200,459

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

	Asset derivatives
Quantified Market Leaders Fund	Swaps - Equity Contracts	$4,399,606
Quantified Alternative Investment Fund	Futures - Equity Contracts	2,069
Quantified STF Fund	Futures - Equity Contracts	1,448,262
Quantified Evolution Plus Fund	Futures - Equity Contracts	32,597
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	2,248,367
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	1,530,443

	Liability derivatives
Quantified Managed Income Fund	Futures - Interest Contracts	$(144,531)
Quantified Market Leaders Fund	Swaps - Equity Contracts	(331,526)
Quantified Alternative Investment Fund	Futures - Interest Rate Contracts	(26,124)
Quantified Pattern Recognition Fund	Futures - Equity Contracts	(96,709)
Quantified Tactical Fixed Income Fund	Futures - Interest Rate Contracts	(112,931)
	Swaps - Equity Contracts	(23,806)
Quantified Evolution Plus Fund	Futures - Commodity Contracts	(317,879)
	Futures - Equity Contracts	(2,184)
	Swaps - Equity Contracts	(14,130)
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	(44,678)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(60,121)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Transactions in derivative instruments during the year or period ended June 30, 2024, were as follows:
		Equity/Interest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(5,190,084)
Equity Risk	Futures	(1,711,776)
		(6,901,860)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(170,359)
Equity Risk	Futures	165,475
		(4,884)
Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$14,385,592
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(772,917)

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$104,253
Interest Rate Risk	Futures	(379,801)
		(275,548)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(12,015)
Interest Rate Risk	Futures	(26,905)
		(38,920)
Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$62,669,380
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(7,491,126)

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(991,865)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$408,318

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(6,463,746)
Credit Risk	Swaps	(169,645)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(178,212)
Credit Risk	Swaps	(23,806)

Quantified Evolution Plus Fund (Consolidated)	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$(441,800)
Equity Risk	Futures	1,269,087
Interest Rate Risk	Futures	(175,780)
		651,507
Commodity Risk	Swaps	(481,960)
	Net Change in unrealized appreciation (depreciation) on: (2)
Commodity Risk	Futures	$(317,880)
Equity Risk	Futures	(219,899)
		(537,779)
Equity Risk	Swaps	513,218

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2024

		Equity/lnterest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$6,349,832
	Net Change in unrealized appreciation (depreciation) on:(2)
Equity Risk	Swaps	$(2,839,759)

Quantified Rising Dividend Tactical Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$708,505
	Net Change in unrealized appreciation (depreciation) on:(2)
Equity Risk	Swaps	$1,053,407

Quantified Government Income Tactical Fund	Net Realized gain (loss) from:(1)
Interest Rate Risk	Futures	$(3,002,527)
	Net Change in unrealized appreciation (depreciation) on:(2)
Interest Rate Risk	Futures	$(83,484)

(1)	Statement of Operations location: Net realized gain (loss) from futures. Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures. Net change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of June 30,2024 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedules of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedules of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse, Barclays or CIBC as the counterparty. If Credit Suisse, Barclays or CIBC becomes insolvent, Credit Suisse, Barclays or CIBC may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s, Barclays’s or CIBC’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of June 30,2024.

Quantified Managed Income Fund:
Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented	Financial
	Recognized	Statement of Assets	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(144,531)	$—	$(144,531)	$—	$144,531	$—
Total	$(144,531)	$—	$(144,531)	$—	$144,531	$—

Quantified Market Leaders Fund:
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the	Financial
	Statements of Assets	Statements of Assets	Statements of Assets &	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Swaps	$4,399,606	$—	$4,399,606	$(331,526)	$—	$4,068,080
Total	$4,399,606	$—	$4,399,606	$(331,526)	$—	$4,068,080

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented in	Financial
	Amount of	Statement of Assets	the Statement of Assets	Instruments	Cash Collateral
Description	Recognized Liabilities	& Liabilities	& Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Swaps	$(331,526)	$—	$(331,526)	$331,526	$—	$—
Total	$(331,526)	$—	$(331,526)	$331,526	$—	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024
Quantified Alternative Investment Fund:
Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in	Financial
	Statements of	Statement of Assets	the Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Futures	$2,069	$—	$2,069	$(2,069)	$—	$—
Total	$2,069	$—	$2,069	$(2,069)	$—	$—

Gross Amounts Not Offset in the Statement
Liabilities:				of Assets & Liabilities
Net Amounts of Liabilities
	Gross Amounts of	Gross Amounts Offset	Presented in the	Financial
	Recognized	in the Statement of	Statement of Assets &	Instruments	Cash Collateral
Description	Liabilities	Assets & Liabilities	Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(26,124)	$—	$(26,124)	$2,069	$24,055	$—
	$(26,124)	$—	$(26,124)	$2,069	$24,055	$—

Quantified STF Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Gross Amounts
	Presented in the	Gross Amounts	Net Amounts of
	Statements of	Offset in the	Assets Presented	Financial
	Assets &	Statement of Assets	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged(2)	Received	Net Amount
Unrealized Appreciation on Futures	$1,448,262	$—	$1,448,262	$—	$—	$1,448,262
Total	$1,448,262	$—	$1,448,262	$—	$—	$1,448,262

Quantified Pattern Recognition Fund:
Gross Amounts Not Offset in the Statement
Liabilities:				of Assets & Liabilities
Net Amounts of
		Gross Amounts	Liabilities
	Gross Amounts	Offset in the	Presented in the	Financial
	of Recognized	Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged(2)	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(96,709)	$—	$(96,709)	$—	$96,709	$—
Total	$(96,709)	$—	$(96,709)	$—	$96,709	$—

Quantified Tactical Fixed Income Fund:
Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	liabilities Presented	Financial
	Recognized	Statement of	in the Statement of	Instruments	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged(2)	Pledged/(Received)	Net Amount
Unrealized Depreciation on Futures	$(112,931)	$—	$(112,931)	$—	$112,931	$—
Unrealized Depreciation on Swaps	(23,806)	—	(23,806)	—	23,806	—
Total	$(136,737)	$—	$(136,737)	$—	$136,737	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Quantified Evolution Plus Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the	Financial
	Statements of Assets	Statements of Assets	Statements of Assets &	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Futures	$32,597	$—	$32,597	$(32,597)	$—	$—
Total	$32,597	$—	$32,597	$(32,597)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in	Financial
	Gross Amounts of	Statement of Assets	the Statement of	Instruments	Cash Collateral
Description	Recognized Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(320,063)	$—	$(320,063)	$32,597	$287,466	$—
Unrealized Depreciation on Swaps	(14,130)	—	(14,130)	—	14,130	—
Total	$(334,193)	$—	$(334,193)	$32,597	$14,130	$—

Quantified Tactical Sectors Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented	Financial
	Statements of	Statement of	in the Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Swaps	$2,248,367	$—	$2,248,367	$—	$—	$2,248,367
Total	$2,248,367	$—	$2,248,367	$—	$—	$2,248,367

Quantified Rising Dividend Tactical Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in	Financial
	Statements of	Statement of	the Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Swaps	$1,530,443	$—	$1,530,443	$(44,678)	$—	$1,485,765
Total	$1,530,443	$—	$1,530,443	$(44,678)	$—	$1,485,765

Liabilities:				Gross Amounts Not Offset in the
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented in	Financial
	Recognized	Statement of	the Statement of	Instruments	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(44,678)	$—	$(44,678)	$44,678	$—	$—
Total	$(44,678)	$—	$(44,678)	$44,678	$—	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Quantified Government Income Tactical Fund:
Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(60,121)	$—	$(60,121)	$—	$60,121	$—
Total	$(60,121)	$—	$(60,121)	$—	$60,121	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets at an annual rate of 1.00%, except for Quantified Alternative Investment Fund, Quantified Managed Income Fund and Quantified Market Leaders Fund which pay 0.75%. For the year/period ended June 30, 2024, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$1,097,534
Quantified Market Leaders Fund	1,442,767
Quantified Alternative Investment Fund	104,300
Quantified STF Fund	1,827,341
Quantified Pattern Recognition Fund	358,646
Quantified Tactical Fixed Income Fund	725,427
Quantified Evolution Plus Fund	287,327
Quantified Common Ground Fund	1,397,969
Quantified Tactical Sectors Fund	725,035
Quantified Rising Dividend Tactical Fund	347,367
Quantified Government Income Tactical Fund	260,793
Quantified Global Fund	48,868

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Pursuant to a liquidity program administrator agreement with the Funds, the Advisor, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor out of pocket expenses and an annual fee of $9,000 per Fund. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Advisor earned (net of voluntary waivers) the following fees in the Statements of Operations (miscellaneous expenses) for the year/period ended June 30, 2024:

Fund	Fees	Waived
Quantified Managed Income Fund	$9,000	$—
Quantified Market Leaders Fund	9,000	—
Quantified Alternative Investment Fund	9,000	(9,000)
Quantified STF Fund	9,000	—
Quantified Pattern Recognition Fund	9,000	(9,000)
Quantified Tactical Fixed Income Fund	9,000	—
Quantified Evolution Plus Fund	9,000	—
Quantified Common Ground Fund	9,000	—
Quantified Tactical Sectors Fund	9,000	—
Quantified Rising Dividend Tactical Fund	9,000	(9,000)
Quantified Government Income Tactical Fund	9,000	(9,000)
Quantified Global Fund	5,262	(5,262)

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which the Funds pay fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Funds. Under the Plans, Investor Class shares of a Funds may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Funds’ average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

For the year/period ended June 30, 2024, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$365,804	$161	$365,965
Quantified Market Leaders Fund	480,495	1,709	482,204
Quantified Alternative Investment Fund	34,583	734	35,317
Quantified STF Fund	456,052	3,135	459,187
Quantified Pattern Recognition Fund	89,661	—	89,661
Quantified Tactical Fixed Income Fund	181,357	—	181,357
Quantified Evolution Plus Fund	71,832	—	71,832
Quantified Common Ground Fund	349,492	—	349,492
Quantified Tactical Sectors Fund	181,259	—	181,259
Quantified Rising Dividend Tactical Fund	86,842	—	86,842
Quantified Government Income Tactical Fund	65,198	—	65,198
Quantified Global Fund	12,216	—	12,216

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the year/period ended June 30, 2024, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$219,483
Quantified Market Leaders Fund	288,297
Quantified Alternative Investment Fund	20,750
Quantified STF Fund	295,465
Quantified Pattern Recognition Fund	53,797
Quantified Tactical Fixed Income Fund	108,814
Quantified Evolution Plus Fund	43,099
Quantified Common Ground Fund	209,695
Quantified Tactical Sectors Fund	108,755
Quantified Rising Dividend Tactical Fund	52,105
Quantified Government Income Tactical Fund	39,119
Quantified Global Fund	7,330

During the year/period ended June 30, 2024, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund and received $305,420, $192,114, $20,234, $515, $296, $761, $1,824, $323,025, $57,317, $6,741, $815 and $32,460 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at June 30, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Quantified Managed Income Fund	$133,635,493	$1,256,907	$(1,712,160)	$(455,253)
Quantified Market Leaders Fund	194,360,770	5,440,720	(180,067)	5,260,653
Quantified Alternative Investment Fund	29,983,422	417,605	(205,055)	212,550
Quantified STF Fund	226,794,149	660	(65,704)	(65,044)
Quantified Pattern Recognition Fund	28,218,096	321	(6,442)	(6,121)
Quantified Tactical Fixed Income Fund	53,484,678	992	(124,030)	(123,038)
Quantified Evolution Plus Fund	20,940,518	324	(6,467)	(6,143)
Quantified Common Ground Fund	195,121,439	4,216,979	(4,868,140)	(651,161)
Quantified Tactical Sectors Fund	76,892,710	2,618,813	—	2,618,813
Quantified Rising Dividend Tactical Fund	34,743,566	2,966,263	(106,734)	2,859,529
Quantified Government Income Tactical Fund	30,034,900	314	(42,642)	(42,328)
Quantified Global Fund	6,957,734	157,943	(140,817)	17,126

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

For the period ended June 30, 2024:
	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Income Fund	$5,579,669	$—	$—	$—	$5,579,669
Quantified Market Leaders Fund	4,604,181	—	—	—	4,604,181
Quantified Alternative Investment Fund	149,386	—	—	—	149,386
Quantified STF Fund	1,890,831	—	—	—	1,890,831
Quantified Pattern Recognition Fund	1,090,186	—	—	—	1,090,186
Quantified Tactical Fixed Income Fund	46,531	—	—	—	46,531
Quantified Evolution Plus Fund	2,819,019	—	—	—	2,819,019
Quantified Common Ground Fund	306,845	—	—	—	306,845
Quantified Tactical Sectors Fund	4,254,456	—	—	—	4,254,456
Quantified Rising Dividend Tactical Fund	284,803	—	—	—	284,803
Quantified Government Income Tactical Fund	813,095	—	—	—	813,095
Quantified Global Fund	—	—	—	—	—

For the period ended June 30, 2023:
	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Income Fund	$951,437	$—	—	$—	$951,437
Quantified Market Leaders Fund	—	—	—	—	—
Quantified Alternative Investment Fund	230,765	—	—	—	230,765
Quantified STF Fund	—	—	—	—	—
Quantified Pattern Recognition Fund	33,274	—	—	—	33,274
Quantified Tactical Fixed Income Fund	—	—	—	—	—
Quantified Evolution Plus Fund	37,720	—	—	—	37,720
Quantified Common Ground Fund	—	—	—	—	—
Quantified Tactical Sectors Fund	310,692	—	—	—	310,692
Quantified Rising Dividend Tactical Fund	668,445	—	—	—	668,445
Quantified Government Income Tactical Fund	—	—	—	—	—
Quantified Global Fund	—	—	—	—	—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$2,945,813	$—	$—	$(25,271,398)	$—	$(455,253)	$(22,780,838)
Quantified Market Leaders Fund	—	—	(2,633,549)	(51,112,408)	—	5,260,653	(48,485,304)
Quantified Alternative Investment Fund	57,197	—	—	(2,810,162)	—	212,550	(2,540,415)
Quantified STF Fund	10,085,840	—	—	—	—	(65,044)	10,020,796
Quantified Pattern Recognition Fund	507,722	—	—	(12,723,962)	—	(6,121)	(12,222,361)
Quantified Tactical Fixed Income Fund	1,078,341	—	—	(50,474,123)	—	(123,038)	(49,518,820)
Quantified Evolution Plus Fund	—	—	(247,839)	(10,732,019)	(317,880)	(6,143)	(11,303,881)
Quantified Common Ground Fund	264,098	—	—	(736,247)	—	(651,161)	(1,123,310)
Quantified Tactical Sectors Fund	—	—	—	(38,803,191)	—	2,618,813	(36,184,378)
Quantified Rising Dividend Tactical Fund	746,455	—	—	(7,419,527)	—	2,859,529	(3,813,543)
Quantified Government Income Tactical Fund	415,530	—	—	(15,333,329)	—	(42,328)	(14,960,127)
Quantified Global Fund	203,663	—	—	—	—	17,126	220,789

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256, swap contracts and passive foreign investment companies, Corporation return of capital distributions, partnerships and tax adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Quantified Market Leaders Fund	$2,633,549
Quantified Evolution Plus Fund	247,839

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer no such capital losses as of June 30, 2024.

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Quantified Managed Income Fund	$14,237,918	$11,033,480	$25,271,398	$—
Quantified Market Leaders Fund	49,586,675	1,525,733	51,112,408	34,229,947
Quantified Alternative Investment Fund	2,503,393	306,769	2,810,162	—
Quantified STF Fund	—	—	—	31,091,890
Quantified Pattern Recognition Fund	5,023,891	7,700,071	12,723,962	—
Quantified Tactical Fixed Income Fund	22,430,330	28,043,793	50,474,123	—
Quantified Evolution Plus Fund	5,391,995	5,340,024	10,732,019	—
Quantified Common Ground Fund	590,453	145,794	736,247	12,408,520
Quantified Tactical Sectors Fund	38,803,191	—	38,803,191	10,835,398
Quantified Rising Dividend Tactical Fund	4,047,485	3,372,042	7,419,527	—
Quantified Government Income Tactical Fund	6,243,741	9,089,588	15,333,329	—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and distributions in excess, and tax adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary, resulted in reclassification for the period ended June 30, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Quantified Managed Income Fund	$(1,354)	$1,354
Quantified Market Leaders Fund	(1,013,444)	1,013,444
Quantified Alternative Investment Fund	(22)	22
Quantified STF Fund	16,509,304	(16,509,304)
Quantified Evolution Plus Fund	(427,383)	427,383
Quantified Tactical Sectors Fund	(4,230,644)	4,230,644
Quantified Global Fund	583,783	(583,783)

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Axos Clearing LLC held 76.77% of the Quantified Managed Income Fund, 82.58% of the Quantified Market Leaders Fund, 92.60% of the Quantified Alternative Investment Fund, 66.27% of the Quantified STF Fund, 88.14% of the Quantified Pattern Recognition Fund, 87.33% of the Quantified Tactical Fixed Income Fund, 76.41% of the Quantified Evolution Plus Fund, 70.57% of the Quantified Common Ground Fund, 80.73% of the Quantified Tactical Sectors Fund, 91.41% of the Quantified Rising Dividend Tactical Fund, 71.67% of the Quantified Government Income Tactical Fund and 73.48% of the Quantified Global Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their net assets in the corresponding investments. The Funds may redeem these investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. Other than Mount Vernon Liquid Assets Portfolio, LLC, the financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Quantified Managed Income Fund	Mount Vernon Liquid Assets Portfolio, LLC	29.4%
Quantified Market Leaders Fund	SPDR S&P 500 ETF Trust	39.2%
Quantified STF Fund	Fidelity Government Portfolio Class I	41.9%
	First American Government Obligations Fund Class Z	41.9%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio Class I	38.6%
	First American Government Obligations Fund Class Z	38.6%
Quantified Tactical Fixed Income Fund	Fidelity Government Portfolio Class I	35.7%
	First American Government Obligations Fund Class Z	35.7%
Quantified Evolution Plus Fund	Fidelity Government Portfolio Class I	32.4%
	First American Government Obligations Fund Class Z	32.4%
Quantified Tactical Sector Fund	SPDR S&P 500 ETF Trust	39.5%
	Mount Vernon Liquid Assets Portfolio, LLC	25.9%
Quantified Government Income Tactical Fund	Fidelity Government Portfolio Class I	46.8%
	First American Government Obligations Fund Class Z	46.8%
Quantified Global Fund	SPDR S&P 500 ETF Trust	36.8%

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, at the time of the loan, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of June 30,2024, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$29,566,766	$30,279,740
Quantified Market Leaders Fund	18,838,348	19,251,976
Quantified Alternative Investment Fund	3,467,836	3,550,302
Quantified Common Ground Fund	16,041,490	16,434,506
Quantified Tactical Sectors Fund	16,473,130	16,831,854

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments.

12.	LINE OF CREDIT

The Quantified Alternative Investment Fund, Quantified Common Ground Fund, and the Quantified Managed Income Fund (“Borrowing Funds”) have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount a Borrowing Fund is allowed to borrow under its agreement is lesser of $15,000,000, 20% of the gross market value of the Borrowing Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrowing Fund. Borrowings under each agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of the line of credit is October 31, 2024. During the year ended June 30, 2024, the Borrowing Funds accessed the line of credit as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense	Interest Rate	6/30/2024
Quantified Managed Income Fund	$4,028,000	$16,722	8.50%	$—
Quantified Alternative Investment Fund	1,142,154	5,675	8.50%	—
Quantified Common Ground Fund	8,119,233	94,128	8.46%	—

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Quantified Funds and Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Quantified Funds comprising the funds listed below (the “Funds”) as of June 30, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, 2022, 2021, and 2020
Quantified Pattern Recognition Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, 2022, and 2021 and for the period from August 30, 2019 (commencement of operations) through June 30, 2020
Quantified Tactical Fixed Income Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, 2022, and 2021 and for the period from September 13, 2019 (commencement of operations) through June 30, 2020
Quantified Evolution Plus Fund*	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, 2022, and 2021 and for the period from September 30, 2019 (commencement of operations) through June 30, 2020
Quantified Common Ground Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, 2022, and 2021 and for the period from December 27, 2019 (commencement of operations) through June 30, 2020

Quantified Tactical Sectors Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, and 2022, and for the period from March 4, 2021 (commencement of operations) through June 30, 2021
Quantified Rising Dividend Tactical Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, and 2022, and for the period from April 14, 2021 (commencement of operations) through June 30, 2021
Quantified Government Income Tactical Fund	For the year ended June 30, 2024	For the years ended June 30, 2024 and 2023	For the years ended June 30, 2024, 2023, and 2022, and for the period from April 15, 2021 (commencement of operations) through June 30, 2021
Quantified Global Fund	For the period from November 29, 2023 (commencement of operations) through June 30, 2024

*	The financial statements referred to throughout are Consolidated Financial Statements

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2024

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SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Approval of the Amended Advisory Agreement and Amended Sub-Advisory Agreements for Quantified Global Fund

At an in-person Board meeting held on May 23, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered approval of the Amended Investment Advisory Agreement (the ” Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Quantified Global Fund (“Global Fund”); and approval of the Amended Sub-Advisory Agreement (the ” Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”), on behalf of Global Fund. The Trustees’ deliberations are presented as collective deliberations.

In connection with the Board’s consideration, deliberation and approval of the Advisory Agreement and Sub-Advisory Agreement, (together the “Advisory Agreements”) the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the anticipated level of profitability to the Adviser and Sub-Adviser from related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the expected performance of Global Fund under Flexible Plan’s management. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with the Sub-Adviser, the performance of existing funds managed by Flexible Plan and the expected performance of Global Fund. The Trustees conducted some of their deliberations on a joint Adviser and Sub-Adviser basis given the close working relationship of the Adviser and Sub-Adviser. The Board’s review of the materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, trade execution and compliance, will be made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and the Sub-Adviser performing services for the Global Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board discussed the Adviser’s compliance program for the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board considered that the cybersecurity risk

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management of the Adviser is supported by Sikich LLP (a technology consultancy) and discussed the overall technology of the Adviser with the CCO. The Adviser’s CCO reported no data breaches. The Board noted that the Adviser will ensure Flexible Plan, with respect to Global Fund, adheres to Section 12(d)(1) and Rule 12d1-4 for agreements required for planned purchases of ETFs. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Flexible Plan: With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser will be primarily responsible for investment management with respect to Global Fund. The Board considered the Sub-Adviser’s skills and experience relating to the other funds and its portfolio management, research techniques and use of model strategies. The Trustees noted that the Adviser’s CCO has reviewed the Compliance Manual and Policies & Procedures of Flexible Plan (pertaining to Global Fund’s operations) and there are no compliance issues. The Board also noted that the Sub-Adviser’s compliance policies and procedures appear to be operating effectively, and that the level of communication between the Adviser and Sub-Adviser appeared to be effective. The Board considered that the cybersecurity risk of the Sub-Adviser is managed by the Chief Technology Investment Officer who had reported no data breaches. The Trustees also noted the financial resources of the Sub-Adviser appear adequate. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Flexible PIan to Global Fund was satisfactory and dependable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of the Global Fund. The Trustees considered earlier discussions with Mr. Wagner and his role as a portfolio manager and investment plans for the Global Fund, as well as his review of sample expected performance for Global Fund. The Board noted that based on the experience of the portfolio managers and performance of the other funds, the Adviser and Sub-Adviser should be able to provide satisfactory performance for Global Fund and its shareholders.

Fees and Expenses: As to the costs of the services to be provided to Global Fund by the Adviser and Sub-Adviser the Board reviewed and discussed the proposed advisory fee and total operating expenses of Global Fund compared to its peer group and Morningstar Global Equity Large Cap and/or Global Equity Mid/Small Cap category as presented in the Meeting Materials. The Trustees noted that the proposed advisory fee of 1.00% was within the range of the reasonable management fees of the Morningstar Global Equity Large Cap and Morningstar Global Equity Small-Mid Cap categories and well below the maximum management fee of both Morningstar categories. The Board then reviewed the projected expense ratio of 1.70% for the Investor Class, and 2.30% for the Advisor Class. In both Classes, it was noted the ratios were within range of the Morningstar categories viewed. The Board determined that the management fee and total expenses for Global Fund were reasonable.

Profitability of Adviser. The Board reviewed the levels of projected profits to the Adviser from the Global Fund and found that, with expected assets of $50 million for the first year, the Adviser would realize a small 4% profit from the advisory services, and for year two, with expected assets at $100 million, the Adviser would achieve approximately a 9% profit from advisory services. The Board reviewed the split of advisory fees with the Sub-Adviser, including the reverse breakpoint fee splits, and

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acknowledged that after paying the sub-adviser, the net advisory fee will be reduced to 0.14%. When taking into account the totality of the Adviser’s relationship, after marketing, wholesalers and advertising, the Adviser expected 3% and 6% profitability for year one and year two, respectively. After review and discussion, the Board concluded that, based on the services to be provided by the Adviser, the anticipated level of profit from the Adviser’s relationship with Global Fund was not excessive.

Profitability of Sub-Adviser: With respect to the Sub-Adviser’s profitability, the Trustees reviewed the projected profitability of Flexible PIan from managing Global Fund. With expected assets of $50 million for the first year, the Board noted the Sub-Adviser expects to achieve approximately 7% from portfolio management of the Global Fund and 21% profitability when combined with service fees related to the Global Fund. For year two, with projected assets of $100 million, the Board noted the expected profits for the Sub-Adviser would be 5% from portfolio management, and 19% profitability in total from services to the Fund. After further discussion, the Board concluded that, based on the services to be provided by the Sub-Adviser, the anticipated level of profit from the Sub-Adviser’s relationship with Global Fund was not excessive.

Economies of Scale. As to the extent to which Global Fund will realize economies of scale, the Adviser reported $500 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for growth, $50 million for year one, and $100 million for year two and considered them reasonable, and concluded that any material economies of scale would not be achieved in the near term. The Trustees agreed to revisit economies of scale as assets of Global Fund grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent counsel, and their own business judgment, in determining the material factors to be considered in evaluating each of the Advisory Agreements and the weight to be given to each such factor. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of Global Fund and its prospective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreement as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Advisory Agreements separately that (a) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable with respect to the Global Fund; (b) the advisory fee for Global Fund was not unreasonable; and (c) each of the Advisory Agreement and Sub-Advisory Agreement is in the best interests of Global Fund and its prospective shareholders.

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June 30, 2024

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for Quantified Managed Income Fund, Quantified Market Leaders Fund; Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund and Quantified Government Income Tactical Fund (all together the “Quantified Funds”).

At an in-person Board meeting held on May 23, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund (and its subsidiary) (“Alternative Investment” and “QAIF Fund Limited”), respectively; Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Plan and its subsidiary, (“Evolution Plus” and “QEPF Limited”), Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, and Quantified Government Income Tactical Fund and the renewal of each sub-advisory agreement (the “Sub-Advisory Agreements”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”). The Directors of the QAIF Fund Limited and QEPF Fund Limited, each a wholly owned foreign subsidiary of Alternative and Evolution Plus respectively, approved an investment advisory agreement between QAIF Fund Limited and QEPF Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”) as well as the sub-advisory agreements (the “Subsidiary Sub-Advisory Agreements”) between the Adviser and Flexible Plan with respect to the QAIF Fund Limited and QEPF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to a Fund include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

The Board then reviewed and discussed the written materials that were provided by Advisers Preferred, LLC, and Flexible Plan, in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Quantified Funds (Managed Income, Market Leaders, Alternative Investment (and subsidiary QAIF), STF, Tactical Fixed, Common Ground, Evolution Plus (and subsidiary QEPF), Pattern Recognition, Tactical Sectors, Government Income and Rising Dividend (together the “Quantified Funds”). The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements with respect to Quantified Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and Flexible Plan the given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Funds that have a subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for each Quantified Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Flexible Plan performing services for

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June 30, 2024

the Quantified Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Advisers have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred:

The Board reviewed the balance sheet of the Adviser as of March 31, 2024, and the profit and loss statement for January through March 31, 2024. The Board also reviewed the audited financials of the Adviser as of December 31, 2023. The Adviser reported $1.7 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to grow assets and fees as discussed earlier.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and acknowledged they are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Professional Liability Insurance is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill its Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Flexible Plan:

The Board reviewed the balance sheet and income statement of Flexible Plan as of December 31, 2023 and confirmed there were no changes to its financial conditions since then. The Board recalled the presentation by the Sub-Adviser and earlier discussions concerning reverse breakpoint fee splits, and the financial stability of Flexible Plan. The Board noted that over 60% of the assets managed by Flexible Plan are directed into purchases of the Quantified Funds. The Board saw that the Sub-Adviser remains dedicated to growing the Quantified Funds as investment vehicles under the various strategies for their clients, and determined Flexible Plan is financially equipped to continue to serve the Quantified Funds as sub-adviser.

The Board confirmed with the CCO that she works closely with the CCO of Flexible Plan, and she had reviewed the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board confirmed that cybersecurity risk management is the responsibility of the Chief Information Officer/Chief Insurance Security Officer of Flexible Plan and that there were no reported breaches. The Trustees also noted that Flexible Plan has Directors & Officers Liability insurance. The Board determined that Flexible Plan, has a compliance program in place that is reasonably designed to

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

prevent violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing Quantified Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to Flexible Plan and, therefore, does not directly control the performance of the Quantified Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Quantified Funds, obtaining derivative agreements for the Quantified Funds and reporting to the Board. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to the respective Quantified Fund’s investment objectives and to be carrying out its functions appropriately.

With respect to the performance, the Board reviewed Flexible Plan’s daily management and investment strategies and considered the updated performance of each of the Quantified Funds through March 31, 2024 compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Board recalled the earlier presentations by portfolio managers of Flexible Plan, with respect to strategy and each Quantified Fund’s performance for various periods with explanations for over/under performance.

Quantified Managed Income Fund: With respect to Managed Income, (as measured by Investor Class shares) the Board noted the Fund lagged the Morningstar Conservative Allocation category for the one-, three-, five- and ten-year periods ended March 31, 2024. With respect to the Bloomberg Aggregate Bond Index benchmark the Fund outperformed for the one- and three-year periods ended March 31, 2024 while lagging for longer range periods. The Board reviewed the Fund’s positive return for all but the five-year period. The Board reflected on the Fund’s total return seeking strategy and observed that the Fund does not follow an index-tracking strategy and, therefore, swings in performance are expected. The Board recalled the Sub-Adviser’s earlier discussion on the strategy, and how Flexible Plan uses the Fund as a diversifying investment without purely focusing on the specific performance of the Fund. The Board concluded that Fund performance was acceptable in light of the previous factors and noted it expects the Fund will continue to grow as part of the Sub-Adviser’s rebalancing of clients’ accounts.

Quantified Market Leaders Fund: The Board noted that Market Leaders (as measured by Investor Class shares) outperformed the Morningstar Aggressive Target Risk category for the periods reviewed. However, the Fund outperformed the Morningstar Tactical Allocation category for the one-year and five-year periods reviewed and lagged for three- and ten-year periods. However, the Fund outperformed the Morningstar Tactical Allocation category for the one-,five- and ten-year periods, while lagging for the three-year period ended March 31, 2024. The Board noted that recent performance was somewhat encouraging. However, the Board recalled the changes to sector allocation that the Sub-Adviser had earlier described, and how the strategy changes have added value. They acknowledged the nature of the Fund’s strategy had led to periods of underperformance. The Board noted the Sub-Adviser’s refinements are designed to improve performance and serves to mitigate risk. The Board concluded that because of the Fund’s novel nature and strategy, performance was acceptable.

Quantified Alternative Investment Fund (and subsidiary): For Alternative Investment, the Board noted the Fund (as measured by Investor Class shares) underperformed the S&P 500 for the one-, three-, five-year and ten year periods ended March 31, 2024. The Sub-Adviser had reported the lags were spread across many holdings, not a single position. The Board discussed how the Fund’s strategy can lead to investment in ultra-long futures, thus making it difficult to benchmark. The Trustees further noted the Fund significantly outperformed the Morningstar Macro Trading category for the one-year period but

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June 30, 2024

lagged for the three- and five year periods. The Board acknowledged that the S&P 500 does not directly correspond to the Fund’s investment strategy and noted that the Marco Trading category follows the alternative investment strategy of the Fund more closely. The Board concluded the Fund’s performance was acceptable.

Quantified STF Fund: The Board acknowledged the Fund (as measured by Investor Class shares) widely outperformed its benchmark, Nasdaq 100 Index, and the Morningstar Tactical Allocation category for the one-year period ended March 31, 2024. The Board note the Fund somewhat lagged the index for the three-year, five-year, and ten-year periods. The Board noted the Fund also outperformed Morningstar Tactical Allocation category for the one-, three-, and five-year periods. The Board noted that the Fund’s strategy includes a risk management element, and that the magnitude and frequency of bear market rallies result in a whipsaw effect to the Fund, the main cause of its underperformance. It was acknowledged by the Board that the signals utilized in the STF Strategy are not always correct in identifying and amplifying trending markets when there is such high volatility. The Board discussed how the Morningstar Tactical Sector is not a perfect index for comparison, yet somewhat informative. The Board concluded performance was acceptable

Quantified Tactical Fixed Income Fund: Tactical Fixed Income (as measured by Investor Class shares) lagged both its benchmark, Bloomberg Aggregate Bond Index, and the Morningstar Nontraditional Bond category for the one- and three-year periods ended March 31, 2024, and lagged the index since inception. The Board acknowledged the tough recent market for fixed income securities. The Board considered the aggressive strategy of the Fund has not found favorable market conditions and that the Sub-Adviser is refining the strategy in the expectation that returns will improve. The Board concluded that a longer time period is warranted to genuinely assess the Fund’s performance, but concluded performance is nonetheless considered nominally acceptable.

Quantified Evolution Plus Fund (and Subsidiary): The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-, three- and five-year periods ended March 31, 2024, and noted the Fund lagged the S&P 500, and the Morningstar Tactical Allocation category; and lagged the index since inception. The Trustees discussed the various sources causing the Fund’s underperformance. The Board realized the wide-ranging and novel nature of the Fund’s capital appreciation seeking strategy and observed that the Fund does not follow an index-tracking strategy and, therefore, swings in performance are to be expected. The Board observed that the sub-adviser is refining the strategy in the expectation that returns will improve. The Board concluded that adjustments to the Fund’s allocation strategy may improve performance and that a longer time period is warranted to genuinely assess the Fund’s performance but concluded performance is nonetheless considered acceptable.

Quantified Common Ground Fund: For the one- and three-year periods ended March 31, 2024, the Common Ground Fund (as measured by Investor Class shares) underperformed its benchmarks, the S&P 1500 Index, and the Morningstar Mid-Cap Blend category. The Board noted that since inception the Fund was slightly behind the S&P 1500 Index. The Board noted the Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and BRI (Biblically Responsible Investing) standards, which can lead to periods of under or over performance as this sector can fall in and out of favor. The Board determined it will take a long-term perspective on performance and deemed performance acceptable. The Board agreed to continue to monitor performance.

Quantified Pattern Recognition Fund: For the one-, three-year and since-inception periods ended March 31, 2024, the Board noted the Fund (as measured by Investor Class shares) underperformed its

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benchmark S&P 500, while lagging the Morningstar Large Blend category and three-year periods. The Board discussed and took into consideration the Sub-Adviser’s ongoing refinement of the Fund’s strategy in an attempt to capture more returns during various market cycles. The Board determined a longer time period of performance is helpful to genuinely assess the Fund’s performance and agreed to monitor the Fund’s performance, and concluded performance was nonetheless considered acceptable.

Quantified Tactical Sectors Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-, three-year and since-inception periods ended March 31, 2024, and found the Fund trailed the S&P 500 Index. The Board noted the Fund outperformed the Morningstar Large Blend category for the one-year period but lagged for the three-year period. The Board noted the Sub-Adviser’s strategy refinements. The Board determined it would see how the Fund performs in the longer term and agreed to reassess the Fund’s performance at a later date, but concluded performance was nonetheless acceptable.

Quantified Government Income Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-year and since inception periods ended March 31, 2024 and found it had underperformed the Bloomberg Aggregate Bond Index and the Morningstar Intermediate Core Bond category for the one-year period and since-inception periods. The Board noted a since-inception Morningstar Intermediate Core Bond category comparison was unavailable. The Board noted the Sub-Adviser’s ongoing plans to adjust the section signals and to be more sensitive to changes in interest rates to attempt to enhance returns optimization of the strategy. The Board agreed to reassess the Fund’s performance at a later date, and concluded it was nonetheless acceptable.

Quantified Rising Dividend Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-year period ended March 31, 2024 and found it lagged both the S&P 500 and the Morningstar Large Blend Category. The Board noted the Fund also lagged the index for the since-inception period. The Board noted the specialized nature of the Fund and that the Fund is not an index fund. The Board determined to watch how the Fund will perform in the longer term and to reassess the Fund’s performance at a later date, but concluded it was nonetheless acceptable.

The Board felt that with Adviser oversight, under the Sub-Adviser’s portfolio management, all the Quantified Funds are expected to continue to provide an acceptable level of investment returns for shareholders over the long term.

Fees and Expenses: As to the costs of the services provided to each Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Fund compared to its peer group and Morningstar category or categories as presented in the Meeting Materials. The Board acknowledged that the Adviser pays each sub-adviser directly consistent with agreements and any breakpoints in effect.

Quantified Managed Income Fund: The Board noted the advisory fee of 0.75% for Managed Income was within range of the Morningstar Conservative Allocation Category, and above average and well below the maximum management fee. The Trustees discussed net expenses of 1.59% for Investor Class shares and found it was above average of the net expenses for the Morningstar Conservative Allocation category, but within range. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.19% was within range and well below the maximum net expenses for the Morningstar Conservative Allocation category range of expenses.

Quantified Market Leaders Fund: The Board noted the advisory fee of 0.75% for Market Leaders was below average for the Morningstar Tactical Allocation Category, and well below the average and the

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maximum management fee. The Trustees discussed net expenses of 1.50% for Investor Class shares and found it was below average for the net expenses for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.11% was below the average of the net expense ratio for the Morningstar Tactical Allocation C Class Category.

Quantified Alternative Investment Fund (and subsidiary): The Board noted the advisory fee of 0.75% for Alternative Investment was below the average for the Morningstar Macro Trading Category. The Trustees discussed the net expenses of 2.17% for Investor Class shares and found it above the average and within range for net expenses for the Morningstar Macro Trading A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.11% was within range and well below the maximum net expense ratio for the Macro Trading C Class category.

Quantified STF Fund: The Board noted the advisory fee of 1.00% for STF was within range and well below the maximum and within range of the Morningstar Tactical Allocation Category. The Trustees discussed net expenses of 1.66% for Investor Class shares and found it was slightly below the average and well below the maximum net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.26% was slightly below the average and well below the maximum net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Tactical Fixed Income Fund: The Board noted the advisory fee of 1.00% for Tactical Fixed was within range and well below the maximum management fee for the Morningstar Nontraditional Bond Category. The Board discussed net expenses of 1.65% for Investor Class shares and found it within range of net expenses for the Morningstar Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.25% was above the average and well below the maximum net expense ratio for the Morningstar Nontraditional Bond C Class category.

Quantified Evolution Plus Fund (and subsidiary): The Board noted the advisory fee of 1.00% for Evolution Plus was within range of the Morningstar Tactical Allocation Category. The Trustees discussed net expenses of 1.73% for Investor Class shares and found it was slightly above the average net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.33% was slightly below the average net expense ratio for the Morningstar Tactical Allocation Class C Class category.

Quantified Common Ground Fund: The Board noted the advisory fee of 1.00% for Common Ground was within range of the management fee for the Morningstar Mid-Cap Blend Category. The Trustees discussed net expenses of 1.80% for Investor Class shares and found them below the maximum and within range of the net expense for the Mid Cap Blend A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.40% was within range of net expense ratio for the Morningstar Mid Cap Blend C Class category and below the maximum net expenses.

Quantified Pattern Recognition Fund: The Board noted the advisory fee of 1.00% for Pattern Recognition was within range for the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses of 1.75% for Investor Class shares and found it was within the range of the Morningstar Large Blend category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.35% was within the range of the Large Blend category and in-line with the maximum net expenses.

Quantified Tactical Sectors Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend Category and well below the maximum management fee. The

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Trustees discussed net expenses of 1.71% for Investor Class shares and found they were within range of the net expense ratios, and well below the maximum net expenses for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.31% was within range of the net expense ratio, and below the maximum net expenses for the Morningstar Large Blend C Class category.

Quantified Government Income Tactical Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.00% for the Fund was above the upper end of the range of the Morningstar Intermediate Core Bond Category while below the upper end of the Nontraditional Bond Morningstar Category. The Trustees discussed net expenses of 1.76% for Investor Class shares and found it was above range of the net expense ratios for the Intermediate Core Bond A Class category and below the top end of the Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.36% was above range of the net expense ratio for the Morningstar Intermediate Core Bond C Class category and below the top end of the Nontraditional Bond C Class category. The Board noted the narrow strategy of the Morningstar Intermediate Core Bond C Class category constituents, and the better fit of Government Income Tactical into the Nontraditional Bond category.

Quantified Rising Dividend Tactical Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend Category and below the maximum management fee. The Trustees discussed net expenses of 1.82% for Investor Class shares and found it within range of the net expense ratios for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.42% (estimated) was slightly above the range of the net expense ratio for the Morningstar Large Blend C Class category.

In the review of expenses with respect to each Quantified Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and Sub-Adviser (the Sub-Adviser being paid by the Adviser, not the Fund ), and determined it was acceptable and reasonable for the services being provided.

The Board concluded that the advisory fees and net expenses of the Quantified Funds were reasonable, taking into consideration the complex investment strategies for certain Funds.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2023 from each Fund with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures for each respective Fund. The Board discussed the reverse breakpoint split fees applicable to the Quantified Funds.

Quantified Funds: Managed Income, Market Leaders, STF, Common Ground, Evolution Plus, Pattern Recognition, Tactical Fixed Fund, Rising Dividend, and Government Income Fund:

With respect to the Quantified Funds identified above, the Board noted that after fees paid to the Sub-Adviser, the Advisory fees were minimal, and the Adviser operated at a loss. The Board noted the Adviser also operated these Funds at a loss when taking into account the totality of the relationship with the Funds. The Board considered the split with the Sub-Adviser to be reasonable for the services provided.

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Alternative Investment

In a review of the Adviser’s profitability report, the Board noted there was 13% profit from the advisory fees charged the Fund after payment of the sub-advisory fee. However, when taking into account the totality of the relation with the Fund, the Adviser’s profit was reduced to 8%.

Tactical Sectors

The Board reviewed profitability and noted there was a near-zero profit for the Adviser from advisory fees charged the Fund after payment of the sub-advisory fees. However, the Advisor is also near-zero profit when taking into consideration the total relationship.

The Board discussed the reverse breakpoint split in advisory fees, and the Adviser’s ability to continue to manage and operate the majority of the Quantified Funds at a loss. The Adviser reported Flexible Plan has a strong sales team to assist with marketing. She also noted that with the addition of the recently launched Global Fund, and the future launch of Eckhardt Fund, the Adviser’s profits should increase (or losses diminish). The Board concluded that based on the assets levels and services provided, profit levels for the Adviser are not a concern at this time. The Board concluded they would continue to monitor the Adviser’s profitability as assets of the Quantified Funds grow.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the year ended June 30, 2023 for Quantified Funds. They noted the situation for each Quantified Fund with respect to sub-advisory fees and from the total relationship with each Quantified Fund. With regards to Quantified Funds, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with similar investment strategies, or those that have fee structures that are not directly comparable. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Quantified Funds: Managed Income, Market Leaders, Alternative Investment Fund

With respect to the above referenced Quantified Funds, and after a review of the Sub-Adviser’s profitability, the Board noted Flexible Plan operated each Fund at a loss when reviewing sub-advisory fees and when reviewing the total relationship with the Fund. The Board concluded that based on the assets levels and services provided, the Sub-Adviser profits is not of current concern.

With respect to the Quantified Funds listed below, the Board reviewed the profitability of Flexible Plan and noted the Sub-Adviser made modest profit from managing each Fund. The Board found that the Sub-Adviser’s profit increased when including other income earned from their relationship with the Fund as shown below:

		Profitability
	Profitability	Total Fund
Quantified Fund Name	Advisory Fees	Relationship
STF Fund	9%	19%
Common Ground	8%	19%
Evolution Plus	10%	21%
Pattern Recognition	8%	19%
Tactical Fixed Income	9%	21%
Tactical Sectors	9%	21%
Rising Dividend	9%	22%
Government Fixed	9%	21%

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

With the fees based on average assets of combined Quantified Funds and taking into account the reverse breakpoint fee schedule, the Board acknowledged it unlikely that the Sub-Adviser will, with respect to sub-advisory fees, or when taking into account the totality of the relationship, experience excess profits from its relationship with the any of the Quantified Funds. The Board stated they will monitor profit levels from each Quantified Fund as Flexible Plan continues to build assets of the Funds.

Economies of Scale. The Advisor’s estimate for Quantified Funds to reach economies of scale is between $300 to $700 million. The Board discussed the Adviser’s expectations for the growth in net assets of each Quantified Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Funds continue to grow.

Conclusion. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements, Subsidiary Advisory Agreements; and the Sub-Advisory Agreements and Subsidiary Subadvisory Agreements. Accordingly, having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements as appropriate; the Board found renewal of the advisory agreements are in the best interests of each Quantified Fund and its shareholders.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Does Advisors
	Preferred Trust	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-647-8268

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.advisorspreferred.com/quantified-funds.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/5/24

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	9/5/24